UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06395

Dreyfus AMT-Free New York Municipal Cash Management
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	1/31
Date of reporting period:	1/31/2020

FORM N-CSR

Item 1.             Reports to Stockholders.

Dreyfus Cash Management Funds

ANNUAL REPORT January 31, 2020

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury Obligations Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus AMT-Free Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

Dreyfus AMT-Free Tax Exempt Cash Management

Contents

T H E F U N D S

F O R  M O R E  I N F O R M AT I O N

Back Cover

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds	The Funds

LETTERS TO SHAREHOLDERS

Dear Shareholder:

This annual report for the Dreyfus Cash Management Funds (Taxable) covers the 12-month period ended January 31, 2020. Over the reporting period, these funds achieved the following yields and, taking into account the effects of compounding, the following effective yields:1

	Yield (%)	Effective Yield (%)
Dreyfus Cash Management[2,3]
Institutional Shares	2.21	2.24
Investor Shares	1.96	1.98
Administrative Shares	2.11	2.13
Dreyfus Government Cash Management[2,4]
Institutional Shares	2.00	2.02
Investor Shares	1.75	1.77
Administrative Shares	1.90	1.92
Participant Shares	1.60	1.62
Dreyfus Government Securities Cash Management[4]
Institutional Shares	1.93	1.94
Investor Shares	1.68	1.69
Administrative Shares	1.83	1.84
Participant Shares	1.53	1.54
Dreyfus Treasury Obligations Cash Management (formerly Dreyfus Treasury & Agency Cash Management)[2,4]
Institutional Shares	1.97	1.99
Investor Shares	1.72	1.73
Administrative Shares	1.87	1.89
Participant Shares	1.57	1.58
Dreyfus Treasury Securities Cash Management[2,4]
Institutional Shares	1.94	1.96
Investor Shares	1.69	1.70
Administrative Shares	1.84	1.86
Participant Shares	1.54	1.55

Yields of money market instruments declined during the reporting period, in response to lower short-term interest rates from the Federal Reserve Board (the “Fed”).

Federal Reserve Cuts Interest Rates Amid Growth Concerns

At the beginning of the reporting period, the U.S. economy was relatively strong, and labor markets were healthy, while “core” inflation, which excludes food and energy prices, remained subdued. By the end of the period, concerns about the global economy and its possible effect on U.S. growth had prompted the Fed to cut the federal funds rate three times, bringing it to a range of 1.50%–1.75%, and expectations of an imminent slowdown had waned.

After the rate hike in December 2018, Fed Chairman Jerome Powell made it clear in January 2019 that the Fed would alter its tightening plans, if the outlook for growth were to weaken. While the U.S. economy continued to expand, global growth became sluggish, with particular weakness appearing in the manufacturing sector in Europe, as indicated by purchasing managers’ indexes.

By March 2019, a slowing global economy and mixed domestic economic data led the Fed to back off plans for further rate hikes during the year. Major central banks in other developed markets also favored more dovish monetary policies. Late in 2019, the European Central Bank reduced short-term interest rates and reimplemented quantitative easing, while the Bank of Japan remained accommodative. China also continued to add stimulus to its economy. As a result, signs of improvement appeared, especially in the manufacturing sector in Europe. Geopolitical concerns also waned somewhat later in the year, as the election in the UK resolved the Brexit issue, and trade tensions eased with the December 2019 announcement of a “Phase 1” deal between the U.S. and China.

Despite trade tensions with China, the U.S. economy remained strong relative to other developed markets but slowed versus 2018. Gross domestic product grew by 2.0% in the second quarter of 2019 and 2.1% in the third quarter. This followed growth rates of 3.1% in the first quarter of 2019 and 2.9% for full-year 2018.

The labor market generally remained strong throughout the 12-month reporting period, though somewhat weaker than in the previous 12-month period. Job creation averaged 171,000, down from 205,000 previously. The unemployment rate stayed steady, varying between 3.5% and 3.8%, and wage growth continued to be relatively strong, remaining at or above 3.0%, year-over-year, during the reporting period.

Despite solid economic growth, a strong labor market and rising wages, inflation remained subdued. The core personal consumption expenditure (PCE) price index, which excludes volatile food and energy prices, stayed below the Fed’s 2.0% target until the third quarter of 2019. As prospects brightened for an interim U.S.-China trade agreement, and the Fed cut interest rates, fears of a growth slowdown eased, economic data became more positive, and the core PCE price index hit 2.1%, the highest since the first quarter of 2018. However, inflation subsided in the fourth quarter, with the PCE declining to 1.3%.

Additional Interest Rate Cuts Appear Likely

Recent events have drastically changed both the market conditions and the Fed’s outlook for interest rates. Beginning with the coronavirus contagion and the subsequent selloff in the world equities, market participants now expect a cut in the federal funds rate of at least 25 basis points in March and more cuts at future FOMC meetings. Given this environment, we have extended the fund’s weighted-average maturity to capture higher yields in a declining interest rate environment. As always, we have retained our longstanding focus on quality and liquidity.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Yields provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice.

3 You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

4 You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

Sincerely,

Patricia A. Larkin
Chief Investment Officer
Dreyfus Cash Investment Strategies

February 18, 2020

Dear Shareholder:

We are pleased to present the annual report for the Dreyfus Cash Management Funds (Tax Exempt). For the 12-month period ended January 31, 2020, these tax-exempt money market funds achieved the following yields and effective yields:1

	Yield (%)	Effective Yield (%)
Dreyfus AMT-Free Municipal Cash Management Plus[2,3]
Institutional Shares	1.04	1.04
Investor Shares	0.80	0.80
Participant Shares	0.68	0.68
Dreyfus AMT-Free New York Municipal Cash Management[3]
Institutional Shares	1.13	1.13
Investor Shares	0.88	0.88
Participant Shares	0.58	0.58
Dreyfus AMT-Free Tax Exempt Cash Management[2,4]
Institutional Shares	1.27	1.28
Investor Shares	1.02	1.03

Yields of municipal money market instruments shrank during the period as a result of strong demand, a relative scarcity of new supply and three quarter-point interest rate reductions by the Federal Reserve Board (the “Fed”).

Effective May 31, 2019, Participant Shares were added to Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management.5

Interest Rate Cuts and Strong Demand Pushed Yields Lower

The reporting period began soon after the Fed raised the federal funds rate in December 2018 and indicated it would be cautious about future interest rate reductions. However, concerns about domestic economic growth and the global economy led the Fed to implement three quarter-point cuts, beginning in July 2019. At the end of the period, the Fed left rates unchanged, but indicated it was too soon to assess the effect of the coronavirus on Chinese, U.S. and global economic growth.

Strong economic growth in 2018 led to robust revenue collection, leaving states in a healthy fiscal condition at the start of the reporting period. Despite some early concerns about personal income tax collection in 2019, especially in high-tax states such as California, many states met or exceeded their revenue expectations during this period.

Assets in tax-free money market funds seesawed when the industry saw large outflows towards the end of April 2019, as payments for the 2018 tax bills came into play. Large inflows back into the funds in May 2019 pushed rates on variable-rate demand notes lower, but they ratcheted up again in June 2019, before declining in July 2019 in anticipation of a change in Fed policy. These securities are highly liquid and are used to meet redemptions and to react to changes in the federal funds rates. Assets stabilized later in the reporting period, as interest rates on variable-rate demand notes remained relatively attractive when they Treasury yield curve inverted.

Reductions in the federal funds rate, in addition to robust demand for tax-free, fixed-income securities, helped reduce money market yields during the period. The Securities Industry and Financial Markets Association (SIFMA) Index reached a high of 2.30% in April 2019 and declined toward the end of the reporting period, as demand strengthened, and reinvestment cash entered the market. The SIFMA Index is a weekly, high-grade index produced by Bloomberg LP and comprised of seven-day, tax-exempt, variable-rate demand notes. Demand remained strong due to the continued flattening of the Treasury yield curve and the strong inflows into tax-exempt funds, particularly longer-dated portfolios. The SIFMA Index averaged 1.42% during the reporting period, down from 1.71% at the end of 2018.

Longer-dated tax-exempt money market yields were also affected. While the one-year yield on the Municipal Market Analytics yield curve was 2.00% at the end of 2018, it fell to 1.12% by the end of 2019 and to 1.00% by the end of the reporting period.

Spending priorities among the states during the period included augmenting reserves, increasing teacher salaries, funding pension liabilities and meeting infrastructure needs. States and municipalities continued to await progress on a federal infrastructure program, but in the meantime, they considered hikes in state gas taxes to fund serious needs.

Better-than-expected tax collections enabled many states to improve their fiscal condition and increase their “rainy day” funds. However, concerns remain about infrastructure needs, underfunded pension and retiree health care liabilities, and Medicaid spending pressures.

Maintaining a Prudent Investment Posture

In this inverted yield-curve environment, in which short-term yields exceed long-term yields, most municipal money market funds have maintained short-weighted, average maturities, with a focus on liquidity. The funds were no exception, as we set their weighted-average maturities in a range that is consistent with industry averages.

We have continued to identify what we believe to be low credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health care and education issuers.

Federal Reserve Ready to Respond to Coronavirus

On March 15, 2020 the Federal Open Market Committee (the “Committee”) released the following statement: “The effects of the coronavirus will weigh on economic activity in the near term and pose risks to the economic outlook. In light of these developments, the Committee decided to lower the target range for the federal funds rate to 0 to 1/4 percent. The Committee expects to maintain this target range until it is confident that the economy has weathered recent events and is on track to achieve its maximum employment and price stability goals. This action will help support economic activity, strong labor market conditions and inflation”. We will continue to manage the Funds keeping liquidity and credit quality our focus.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Yields provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, the yield for Dreyfus AMT-Free Municipal Cash Management Plus, Participant shares would have been lower and, in some cases, seven-day yield during the reporting period would have been negative absent the expense absorption.

3 You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

4 You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

5 Yields for Participant shares are annualized.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

Sincerely,

Colleen Meehan
Senior Portfolio Manager

February 18, 2020

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2019 to January 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended January 31, 2020
	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management
Expenses paid per $1,000†	$.61	$1.87	$1.11	-
Ending value (after expenses)	$1,010.00	$1,008.70	$1,009.50	-
Annualized expense ratio (%)	.12	.37	.22	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.76	$2.02	$1.27	$2.83
Ending value (after expenses)	$1,008.70	$1,007.50	$1,008.20	$1,006.70
Annualized expense ratio (%)	.15	.40	.25	.56
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$1.11	$2.38	$1.62	$3.14
Ending value (after expenses)	$1,008.40	$1,007.10	$1,007.90	$1,006.30
Annualized expense ratio (%)	.22	.47	.32	.62
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000†	$.91	$2.18	$1.42	$2.93
Ending value (after expenses)	$1,008.50	$1,007.20	$1,008.00	$1,006.50
Annualized expense ratio (%)	.18	.43	.28	.58
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.96	$2.23	$1.47	$2.98
Ending value (after expenses)	$1,008.40	$1,007.20	$1,007.90	$1,006.40
Annualized expense ratio (%)	.19	.44	.29	.59
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000†	$2.27	$3.48	-	$3.53
Ending value (after expenses)	$1,004.20	$1,003.00	-	$1,003.00
Annualized expense ratio (%)	.45	.69	-	.70
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000†	$1.72	$2.93	-	$3.99
Ending value (after expenses)	$1,005.00	$1,003.70	-	$1,002.90
Annualized expense ratio (%)	.34	.58	-	.79
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000†	$1.01	$2.27	-	-
Ending value (after expenses)	$1,005.70	$1,004.40	-	-
Annualized expense ratio (%)	.20	.45	-	-

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended January 31, 2020
	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management
Expenses paid per $1,000†	$.61	$1.89	$1.12	-
Ending value (after expenses)	$1,024.60	$1,023.34	$1,024.10	-
Annualized expense ratio (%)	.12	.37	.22	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.77	$2.04	$1.28	$2.85
Ending value (after expenses)	$1,024.45	$1,023.19	$1,023.95	$1,022.38
Annualized expense ratio (%)	.15	.40	.25	.56
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$1.12	$2.40	$1.63	$3.16
Ending value (after expenses)	$1,024.10	$1,022.84	$1,023.59	$1,022.08
Annualized expense ratio (%)	.22	.47	.32	.62
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000†	$.92	$2.19	$1.43	$2.96
Ending value (after expenses)	$1,024.30	$1,023.04	$1,023.79	$1,022.28
Annualized expense ratio (%)	.18	.43	.28	.58
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.97	$2.24	$1.48	$3.01
Ending value (after expenses)	$1,024.25	$1,022.99	$1,023.74	$1,022.23
Annualized expense ratio (%)	.19	.44	.29	.59
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000†	$2.29	$3.52	-	$3.57
Ending value (after expenses)	$1,022.94	$1,021.73	-	$1,021.68
Annualized expense ratio (%)	.45	.69	-	.70
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000†	$1.73	$2.96	-	$4.02
Ending value (after expenses)	$1,023.49	$1,022.28	-	$1,021.22
Annualized expense ratio (%)	.34	.58	-	.79
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000†	$1.02	$2.29	-	-
Ending value (after expenses)	$1,024.20	$1,022.94	-	-
Annualized expense ratio (%)	.20	.45	-	-

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

January 31, 2020

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - 2.1%
Cancara Asset Securitisation	2.08	3/6/2020	170,000,000	[a,b]	169,732,580
Cancara Asset Securitisation	2.09	3/3/2020	49,000,000	[a,b]	48,929,614
Total Asset-Backed Commercial Paper (cost $218,583,940)			218,662,194
Commercial Paper - 28.4%
Banco Santander	1.84	4/9/2020	150,000,000	[b]	149,537,125
Banco Santander/New York	1.94	3/20/2020	125,000,000	[a,b]	124,728,629
Bank of Nova Scotia, 3 Month EFFE +.36%	1.96	2/3/2020	350,000,000	[a,c]	350,348,736
Bedford Row Funding, 3 Month LIBOR +.07%	1.97	2/10/2020	70,000,000	[a,c]	70,015,436
Bedford Row Funding, 3 Month LIBOR +.07%	1.98	4/3/2020	190,000,000	[a,c]	190,038,781
Bedford Row Funding, 3 Month LIBOR +.13%	2.03	2/3/2020	150,000,000	[a,c]	150,117,049
Collateralized Commercial Paper FLEX Co., 3 Month LIBOR +.09%	1.98	3/10/2020	100,000,000	[a,c]	100,022,199
Collateralized Commercial Paper FLEX Co., 3 Month LIBOR +.12%	2.02	4/6/2020	70,000,000	[a,c]	70,022,182
Collateralized Commercial Paper II, 3 Month LIBOR +.07%	1.97	2/18/2020	40,000,000	[a,c]	40,002,974
Collateralized Commercial Paper V Co., 3 Month LIBOR +.07%	1.96	2/5/2020	46,000,000	[c]	46,010,994
Collateralized Commercial Paper V Co., 3 Month LIBOR +.11%	2.01	2/13/2020	200,000,000	[c]	200,109,344
HSBC Bank, 3 Month LIBOR +.07%	1.94	4/8/2020	289,000,000	[a,c]	289,091,541
HSBC Bank, 3 Month LIBOR +.07%	1.98	4/2/2020	100,000,000	[a,c]	100,030,415
Lloyds Bank	2.07	3/12/2020	250,000,000	[b]	249,545,867
Nationwide Building Society	2.12	2/10/2020	50,000,000	[b]	49,977,639
Santander UK	2.01	2/3/2020	61,951,000	[b]	61,942,920
Sumitomo Mitsui Trust Bank /New York	1.94	5/12/2020	50,800,000	[b]	50,558,912
Swedbank	1.83	7/9/2020	100,000,000	[b]	99,233,333
Swedbank	1.81	7/28/2020	100,000,000	[b]	99,142,292
The Toronto-Dominion Bank, 1 Month LIBOR +.28%	1.94	2/24/2020	200,000,000	[a,c]	200,183,450
Toyota Motor Credit, 1 Month LIBOR +.12%	1.89	4/30/2020	83,500,000	[c]	83,537,117
Toyota Motor Credit De Puerto Rico	1.78	7/27/2020	50,000,000	[b]	49,578,734
Westpac Banking, 3 Month LIBOR +.15%	2.04	3/3/2020	107,000,000	[a,c]	107,100,682
Westpac Securities, 1 Month LIBOR +.20%	1.85	2/28/2020	50,000,000	[a,c]	50,022,692
Total Commercial Paper (cost $2,979,455,143)			2,980,899,043
Negotiable Bank Certificates of Deposit - 31.3%
Bank of Montreal, 3 Month SOFR +.20%	1.78	2/3/2020	75,000,000	[c]	75,006,000
Bank of Montreal, 3 Month EFFE +.35%	1.95	2/3/2020	250,000,000	[c]	250,233,430
Bank of Nova Scotia, 3 Month LIBOR +.03%	1.92	2/7/2020	100,000,000	[c]	100,001,254
Canadian Imperial Bank of Commerce, 1 Month LIBOR +.18%	1.86	2/14/2020	141,000,000	[c]	141,064,959
Canadian Imperial Bank of Commerce/New York, 3 Month LIBOR +.17%	2.07	3/18/2020	54,000,000	[c]	54,018,570
Credit Suisse, 3 Month SOFR +.18%	1.76	2/1/2020	170,000,000	[c]	170,002,519
Credit Suisse/New York, 1 Month SOFR +.38%	1.96	2/3/2020	300,000,000	[c]	300,139,182
Credit Suisse/New York, 3 Month LIBOR +.08%	1.98	2/20/2020	25,000,000	[c]	25,007,330
Mitsubishi UFJ Trust and Banking	1.69	4/28/2020	43,000,000	[a]	43,015,130
Mizuho Bank/New York, 1 Month LIBOR +.20%	1.98	3/4/2020	250,000,000	[c]	250,119,665
MUFG Bank/New York	1.92	5/7/2020	75,000,000		75,043,698
MUFG Bank/New York	1.92	5/7/2020	195,000,000		195,113,662
MUFG Bank/New York	2.22	5/29/2020	98,785,000		98,948,520
Norinchukin Bank/New York	1.80	4/8/2020	175,000,000		175,055,048
Norinchukin Bank/New York	1.95	4/24/2020	83,000,000		83,053,647
Norinchukin Bank/New York	2.21	2/3/2020	150,000,000		150,007,654
Skandinaviska Enskilda Banken AB/New York, 1 Month LIBOR +.19%	1.89	2/10/2020	100,000,000	[c]	100,045,370
Skandinaviska Enskilda Banken AB/New York, 3 Month LIBOR +.13%	2.04	2/6/2020	125,000,000	[c]	125,079,529

STATEMENT OF INVESTMENTS (continued)

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 31.3% (continued)
Sumitomo Mitsui Banking/New York	1.93	4/24/2020	150,000,000		150,090,712
Sumitomo Mitsui Banking/New York	1.95	4/22/2020	100,000,000	[a]	100,063,746
Swedbank AB/New York, 3 Month LIBOR +.04%	1.85	4/23/2020	100,000,000	[c]	100,006,871
Toronto-Dominion Bank	2.21	2/27/2020	152,000,000		152,066,970
Wells Fargo Bank, 1 Month LIBOR +.26%	1.93	2/18/2020	180,000,000	[c]	180,083,016
Wells Fargo Bank, 3 Month LIBOR +.11%	1.95	4/14/2020	75,000,000	[c]	75,011,416
Wells Fargo Bank, 3 Month LIBOR +.07%	1.98	2/14/2020	109,000,000	[c]	109,025,376
Total Negotiable Bank Certificates of Deposit (cost $3,275,894,524)			3,277,303,274
Time Deposits - 20.5%
Australia & New Zealand Banking Group (Cayman)	1.57	2/3/2020	200,000,000		200,000,000
Credit Industriel Et Commercial (Cayman)	1.57	2/3/2020	520,000,000		520,000,000
DNB Bank ASA (Cayman)	1.57	2/3/2020	520,000,000		520,000,000
Landesbank Hessen-Thuerigen Gz/ New York	1.58	2/3/2020	80,000,000		80,000,000
Natixis New York (Cayman)	1.55	2/3/2020	102,000,000		102,000,000
Nordea Bank ABP/New York	1.57	2/3/2020	520,000,000		520,000,000
Swedbank/New York	1.57	2/3/2020	205,000,000		205,000,000
Total Time Deposits (cost $2,147,000,000)			2,147,000,000
Repurchase Agreements - 17.6%

ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 1/31/2020 due at maturity date in the amount of $80,011,067 (fully collateralized by: original par of $69,894,275, Corporate Debt Securities, 0.00%-8.63%, due 2/21/20-11/15/49, valued at $76,117,615 original par of $14,733, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.50%, due 10/1/42, valued at $6,356 original par of $2,165, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.62%-4.50%, due 9/1/28-1/1/50, valued at $2,418 original par of $17,683,611, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-4.00%, due 12/20/41-12/20/49, valued at $3,456,630 original par of $4,123,100, U.S. Treasuries (including strips), 1.50%-2.88%, due 10/31/20-1/31/27, valued at $4,191,770)

	1.66	2/3/2020	80,000,000		80,000,000
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2020 due at maturity date in the amount of $220,030,800 (fully collateralized by: original par of $2,586,297, Equities, valued at $242,000,109)	1.68	2/3/2020	220,000,000		220,000,000
Bank of America Securities, OBFR +.30%, dated 1/16/2020 due at maturity date in the amount of $200,031,334 (fully collateralized by: original par of $99,980,600, Asset-Backed Securities, 2.04%-3.06%, due 10/17/22-1/29/46, valued at $94,567,556 original par of $329,804,383, Private Label Collateralized Mortgage Obligations, 2.60%-5.55%, due 4/14/33-6/25/57, valued at $126,426,011)	1.88	2/3/2020	200,000,000	[d]	200,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 1/31/2020 due at maturity date in the amount of $170,024,225 (fully collateralized by: original par of $124,753,482, Asset-Backed Securities, 0.00%-6.46%, due 9/15/23-3/25/55, valued at $126,839,377 original par of $5,000,000, Corporate Debt Securities, 2.00%, due 1/27/23, valued at $5,021,083 original par of $106,525,597, Private Label Collateralized Mortgage Obligations, 1.81%-29.03%, due 3/25/35-9/25/59, valued at $43,239,539)	1.71	2/3/2020	170,000,000		170,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 1/31/2020 due at maturity date in the amount of $150,022,125 (fully collateralized by: original par of $226,486,472, Asset-Backed Securities, 0.00%-7.50%, due 9/15/25-9/20/49, valued at $153,158,331 original par of $1,679,000, Corporate Debt Securities, 6.13%-6.72%, due 10/31/22-12/1/22, valued at $1,367,722)	1.77	2/3/2020	150,000,000		150,000,000

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 17.6% (continued)

Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 1/31/2020 due at maturity date in the amount of $390,054,925 (fully collateralized by: original par of $2,892,248,219, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-29.24%, due 2/15/22-5/15/53, valued at $150,072,615 original par of $8,965,737, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 3.00%-3.50%, due 8/25/42-11/25/49, valued at $944,872 original par of $69,863,829, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-4.50%, due 5/1/41-12/1/49, valued at $71,843,971 original par of $2,967,940,793, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-27.70%, due 2/25/28-8/25/57, valued at $144,950,198 original par of $42,458,400, Federal National Mortgage Association Agency Debentures and Agency Strips, 4.50%, due 3/1/39, valued at $440,482 original par of $4,300,629, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.50%-4.13%, due 1/1/34-9/1/48, valued at $4,380,288 original par of $56,473,664, FHLMC REMIC SERIES K-062 X3 FLT Agency Collateralized Mortgage Obligation, 2.14%, due 1/25/45, valued at $7,193,492 original par of $469,954,078, FNMA REMIC TR 1998-22 SA FLT Agency Collateralized Mortgage Obligation, 6.94%, due 4/18/28, valued at $117,364 original par of $426,416,981, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.78%-17.12%, due 12/20/37-7/20/69, valued at $35,364,826 original par of $2,031,477, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-4.50%, due 3/20/41-1/20/50, valued at $1,305,412)

	1.69	2/3/2020	390,000,000	390,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 1/31/2020 due at maturity date in the amount of $77,010,074 (fully collateralized by: original par of $72,378,268, U.S. Treasuries (including strips), 0.00%-8.75%, due 2/4/20-11/15/49, valued at $78,540,001)	1.57	2/3/2020	77,000,000	77,000,000
Fixed Income Clearing, Tri-Party Agreement thru State Street, dated 1/31/2020 due at maturity date in the amount of $500,066,250 (fully collateralized by: original par of $502,730,000, U.S. Treasuries (including strips), 1.50%-2.88%, due 10/31/21-11/15/21, valued at $510,003,536)	1.59	2/3/2020	500,000,000	500,000,000
HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 1/31/2020 due at maturity date in the amount of $25,003,500 (fully collateralized by: original par of $25,171,800, Corporate Debt Securities, 2.65%-5.80%, due 1/16/25-11/2/43, valued at $26,250,080)	1.68	2/3/2020	25,000,000	25,000,000
Wells Fargo Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2020 due at maturity date in the amount of $35,004,900 (fully collateralized by: original par of $35,758,625, Money Market, 0.00%, due 2/14/20-3/5/20, valued at $35,700,000)	1.68	2/3/2020	35,000,000	35,000,000
Total Repurchase Agreements (cost $1,847,000,000)			1,847,000,000
Total Investments (cost $10,467,933,607)			99.9%	10,470,864,511
Cash and Receivables (Net)			.1%	11,496,188
Net Assets			100.0%	10,482,360,699

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities amounted to $2,203,465,836 or 21.02% of net assets.
b Security is a discount security. Income is recognized through the accretion of discount.
c Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
d Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2020 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2020, these securities amounted to $200,000,000 or 1.91% of net assets.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Banks	75.0
Repurchase Agreements	17.6
Diversified Financials	6.5
Automobiles & Components	.8
99.9

† Based on net assets.

See notes to financial statements.

Dreyfus Government Cash Management
U.S. Government Agencies - 26.3%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
2/12/2020, 1 Month LIBOR -.05%	1.64	92,000,000	[a]	91,998,780
3/16/2020, 3 Month LIBOR -.17%	1.73	40,000,000	[a]	39,999,735
2/23/2020, 1 Month LIBOR -.05%	1.61	200,000,000	[a]	199,998,562
2/3/2020, 3 Month FCPR -2.90%	1.85	155,000,000	[a]	155,000,000
2/3/2020, 3 Month FCPR -2.92%	1.83	146,000,000	[a]	145,991,178
2/3/2020, 3 Month FCPR -2.92%	1.83	100,000,000	[a]	99,995,132
2/3/2020, 3 Month EFFR +.13%	1.73	250,000,000	[a]	250,000,000
2/1/2020, 3 Month SOFR +.08%	1.66	87,000,000	[a]	87,000,000
2/15/2020, 1 Month LIBOR +.06%	1.74	250,000,000	[a]	249,983,270
2/3/2020, 3 Month SOFR +.12%	1.70	33,000,000	[a]	33,000,000
2/1/2020, 3 Month SOFR +.10%	1.68	100,000,000	[a]	100,000,000
Federal Home Loan Banks:
2/3/2020, 1 Month LIBOR -.01%	1.76	550,000,000	[a]	550,000,000
2/14/2020	1.65	750,000,000	[b]	749,559,896
2/4/2020, 3 Month SOFR +.02%	1.60	260,000,000	[a]	260,000,000
2/3/2020, 3 Month SOFR +.04%	1.62	75,000,000	[a]	75,000,000
3/2/2020	1.62	875,000,000		874,993,997
2/3/2020, 3 Month SOFR +.03%	1.61	182,000,000	[a]	182,000,000
3/20/2020	1.61	600,000,000	[b]	598,732,000
2/3/2020, 3 Month SOFR +.07%	1.65	614,000,000	[a]	614,000,000
3/27/2020	1.61	25,000,000	[b]	24,939,309
2/3/2020, 3 Month SOFR +.07%	1.65	177,000,000	[a]	177,000,000
2/4/2020, 1 Month LIBOR -.06%	1.67	150,000,000	[a]	150,000,000
4/28/2020	1.58	80,000,000	[b]	79,700,333
4/29/2020	1.64	200,000,000	[b]	199,212,889
2/3/2020, 3 Month SOFR +.06%	1.64	363,000,000	[a]	363,000,000
2/3/2020, 3 Month SOFR +.04%	1.62	501,000,000	[a]	501,000,000
5/11/2020	1.56	500,000,000		499,963,238
2/3/2020, 3 Month SOFR +.08%	1.66	19,000,000	[a]	19,000,000
3/22/2020, 3 Month LIBOR -.21%	1.72	1,000,000,000	[a]	1,000,000,000
4/13/2020, 3 Month LIBOR -.21%	1.64	500,000,000	[a]	500,000,000
4/25/2020, 3 Month LIBOR -.21%	1.59	300,000,000	[a]	300,000,000
2/3/2020, 3 Month SOFR +.08%	1.66	60,000,000	[a]	60,000,000
4/27/2020, 3 Month LIBOR -.21%	1.59	200,000,000	[a]	200,000,000
2/3/2020, 3 Month SOFR +.10%	1.68	160,000,000	[a]	160,000,000
2/3/2020, 3 Month OBFR +.04%	1.62	35,000,000	[a]	35,000,000
2/1/2020, 3 Month SOFR +.11%	1.69	75,000,000	[a]	75,000,000
2/3/2020, 3 Month SOFR +.12%	1.70	202,000,000	[a]	202,000,000
3/21/2020, 3 Month LIBOR -.13%	1.80	200,000,000	[a]	200,000,000
2/3/2020, 3 Month SOFR +.10%	1.68	496,500,000	[a]	496,500,000
2/3/2020, 3 Month SOFR+.05%	1.63	206,000,000	[a]	206,000,000
2/3/2020, 3 Month SOFR +.04%	1.62	202,000,000	[a]	202,000,000
2/3/2020, 3 Month SOFR +.12%	1.70	304,000,000	[a]	304,000,000
2/3/2020, 3 Month SOFR +.08%	1.66	312,000,000	[a]	312,000,000
2/7/2020	1.65	250,000,000	[b]	249,932,083
3/4/2020	1.56	200,000,000	[b]	199,726,222
4/22/2020	1.58	500,000,000	[b]	498,254,000
4/30/2020	1.58	195,000,000	[b]	194,252,771
5/1/2020	1.60	1,207,000,000	[b]	1,202,266,410
Federal Home Loan Mortgage Corporation:
2/1/2020, 3 Month SOFR +.01%	1.59	700,000,000	[a,c]	700,000,000
2/1/2020, 3 Month SOFR +.03%	1.61	180,000,000	[a,c]	179,944,581
2/1/2020, 3 Month SOFR +.03%	1.61	500,000,000	[a,c]	500,000,000
U.S. International Development Finance Corporation:

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
U.S. Government Agencies - 26.3% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
2/5/2020, 3 Month U.S. T-BILL FLAT	1.87	50,000,000	[a]	50,000,000
2/5/2020, 3 Month U.S. T-BILL FLAT	1.87	8,000,000	[a]	8,000,000
2/5/2020, 3 Month U.S. T-BILL FLAT	1.87	15,000,000	[a]	15,000,000
2/5/2020, 3 Month U.S. T-BILL FLAT	1.87	25,000,000	[a]	25,000,000
2/5/2020, 3 Month U.S. T-BILL FLAT	1.87	48,772,087	[a]	48,772,087
2/5/2020, 3 Month U.S. T-BILL FLAT	1.87	9,099,270	[a]	9,099,270
2/5/2020, 3 Month U.S. T-BILL FLAT	1.87	25,000,000	[a]	25,000,000
2/5/2020, 3 Month U.S. T-BILL FLAT	1.87	13,000,000	[a]	13,000,000
2/5/2020, 3 Month U.S. T-BILL FLAT	1.84	15,000,000	[a]	15,000,000
Total U.S. Government Agencies (cost $15,556,815,743)				15,556,815,743
U.S. Treasury Bills - 6.2%
2/6/2020	1.93	185,000,000	[b]	184,951,181
2/27/2020	1.85	200,000,000	[b]	199,736,389
3/19/2020	1.90	2,000,000,000	[b]	1,995,107,431
4/16/2020	1.62	1,300,000,000	[b]	1,295,696,354
Total U.S. Treasury Bills (cost $3,675,491,355)				3,675,491,355
U.S. Treasury Notes - 8.6%
2/15/2020	3.63	697,425,000		697,854,630
2/29/2020	1.25	475,000,000		474,734,863
3/31/2020	2.25	214,000,000		214,071,139
4/30/2020	2.38	150,000,000		150,125,720
7/31/2020	2.63	300,000,000		301,474,252
8/31/2020	1.38	157,000,000		156,775,516
8/31/2020	2.13	150,000,000		150,428,818
8/31/2020	2.63	154,000,000		154,880,553
9/30/2020	2.75	489,000,000		492,667,406
10/31/2020	1.38	100,000,000		99,808,089
10/31/2020	2.88	206,000,000		207,908,329
11/15/2020	1.75	283,500,000		283,829,768
11/15/2020	2.63	300,000,000		302,302,306
11/30/2020	1.63	147,000,000		147,003,926
11/30/2020	2.00	545,000,000		546,621,771
11/30/2020	2.75	100,000,000		100,931,260
12/31/2020	2.50	565,000,000		569,478,491
Total U.S. Treasury Notes (cost $5,050,896,837)				5,050,896,837
U.S. Treasury Floating Rate Notes - 10.0%
2/4/2020, 3 Month U.S. T-BILL +.04%	1.58	390,000,000	[a]	389,990,512
2/4/2020, 3 Month U.S. T-BILL +.05%	1.58	650,000,000	[a]	649,689,344
2/4/2020, 3 Month U.S. T-BILL +.12%	1.65	1,380,000,000	[a]	1,379,869,264
2/4/2020, 3 Month U.S. T-BILL +.14%	1.67	1,095,000,000	[a]	1,095,054,486
2/4/2020, 3 Month U.S. T-BILL +.22%	1.76	250,000,000	[a]	249,739,184
2/4/2020, 3 Month U.S. T-BILL +.30%	1.84	1,640,000,000	[a]	1,641,771,038
2/4/2020, 3 Month U.S. T-BILL +.15%	1.69	500,000,000	[a]	499,960,217
Total U.S. Treasury Floating Rate Notes (cost $5,906,074,045)				5,906,074,045
Repurchase Agreements - 48.9%
ABN Amro Bank , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $26,003,402 (fully collateralized by: original par of $26,149,887, U.S. Treasuries (including strips), 1.13%-3.38%, due 1/31/21-8/15/44, valued at $26,520,001)	1.57	26,000,000		26,000,000

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 48.9% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
ABN Amro Bank , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $125,016,458 (fully collateralized by: original par of $194,593,793, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-4.13%, due 10/20/41-12/20/49, valued at $127,500,002)	1.58	125,000,000		125,000,000

Bank of America Securities , Tri-Party Agreement thru BNY Mellon, dated 1/9/2020, due at 2/10/2020 in the amount of $1,101,515,555 (fully collateralized by: original par of $3,588,452,473, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-11.36%, due 9/25/22-2/25/51, valued at $323,234,576 original par of $374,295,818, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-4.00%, due 11/1/47-9/1/49, valued at $324,254,001 original par of $348,122,000, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 3.57%-5.00%, due 12/25/34-10/25/49, valued at $10,889,167 original par of $492,552,641, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-4.50%, due 2/1/45-2/1/50, valued at $482,184,687)

	1.55	1,100,000,000	[d]	1,100,000,000
Bank of America Securities , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $120,015,800 (fully collateralized by: original par of $118,740,229, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%, due 12/20/49, valued at $122,400,001)	1.58	120,000,000		120,000,000

Bank of Montreal , Tri-Party Agreement thru BNY Mellon, dated 1/17/2020, due at 2/7/2020 in the amount of $250,228,959 (fully collateralized by: original par of $9,884,880, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 6.55%, due 1/15/41, valued at $3,402,214 original par of $30,790,090, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 4.32%, due 12/25/49, valued at $6,088,403 original par of $47,801,636, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 2.11%-3.00%, due 6/25/41-11/25/49, valued at $38,311,388 original par of $891,961,630, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 1.44%-4.54%, due 5/20/41-9/20/69, valued at $222,197,995)

	1.57	250,000,000		250,000,000

Bank of Montreal , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $150,019,875 (fully collateralized by: original par of $115,917,232, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 2.16%-4.84%, due 2/25/42-9/25/49, valued at $65,065,266 original par of $46,240,463, Federal National Mortgage Association Agency Mortgage-Backed Securities, 4.00%, due 11/1/49, valued at $47,609,811 original par of $265,841,581, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-5.00%, due 1/20/40-1/20/70, valued at $46,524,346)

	1.59	150,000,000		150,000,000
Bank of Nova Scotia , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $100,013,167 (fully collateralized by: original par of $498,000, Federal Farm Credit Bank Agency Debentures and Agency Strips, 1.66%, due 7/23/20, valued at $498,059 original par of $331,668,419, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-4.13%, due 11/20/39-4/20/48, valued at $101,501,941)	1.58	100,000,000		100,000,000
Barclays Bank , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $510,066,725 (fully collateralized by: original par of $410,590,100, U.S. Treasuries (including strips), 0.13%-3.38%, due 4/15/20-2/15/48, valued at $520,200,046)	1.57	510,000,000		510,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 48.9% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

BMO Capital Markets , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $250,033,125 (fully collateralized by: original par of $14,718,246, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 2.09%-4.00%, due 1/15/45-5/15/47, valued at $701,237 original par of $72,305,968, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 2.47%, due 2/15/38, valued at $1,134,358 original par of $57,496,436, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 0.00%-3.50%, due 1/1/28-1/1/50, valued at $50,061,682 original par of $259,882,269, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-4.50%, due 10/25/21-1/25/50, valued at $67,875,502 original par of $7,507,682, Federal National Mortgage Association Agency Debentures and Agency Strips, 2.25%, due 9/25/28, valued at $7,699,086 original par of $50,803,312, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-5.00%, due 1/1/28-1/1/50, valued at $41,869,974 original par of $337,114,829, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-9.28%, due 4/20/41-12/20/69, valued at $65,722,828 original par of $26,936,413, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-5.50%, due 10/15/48-4/15/61, valued at $27,824,147)

	1.59	250,000,000	250,000,000
Canadian Imperial Bank of Commerce , Tri-Party Agreement thru BNY Mellon, dated 1/15/2020, due at 2/7/2020 in the amount of $350,346,597 (fully collateralized by: original par of $328,937,300, U.S. Treasuries (including strips), 0.00%-3.63%, due 4/15/21-11/15/46, valued at $357,000,028)	1.55	350,000,000	350,000,000
Canadian Imperial Bank of Commerce , Tri-Party Agreement thru BNY Mellon, dated 1/15/2020, due at 2/7/2020 in the amount of $100,099,027 (fully collateralized by: original par of $109,440,830, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-4.50%, due 8/15/45-8/20/69, valued at $102,000,000)	1.55	100,000,000	100,000,000

Canadian Imperial Bank of Commerce , Tri-Party Agreement thru BNY Mellon, dated 12/9/2019, due at 2/7/2020 in the amount of $300,805,000 (fully collateralized by: original par of $114,878,000, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-4.00%, due 7/1/33-1/1/50, valued at $84,568,057 original par of $258,822,286, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.38%-4.50%, due 10/1/28-11/1/49, valued at $211,762,879 original par of $9,885,000, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 4.00%, due 11/20/48, valued at $10,228,526 original par of $8,600, U.S. Treasuries (including strips), 2.50%, due 1/15/22, valued at $8,789)

	1.61	300,000,000	300,000,000

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 48.9% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Citigroup Global Markets , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $250,032,916 (fully collateralized by: original par of $24,641,000, Federal Farm Credit Bank Agency Debentures and Agency Strips, 2.59%-3.22%, due 7/17/23-8/27/29, valued at $24,941,069 original par of $70,800,000, Federal Home Loan Banks Agency Debentures and Agency Strips, 2.00%-3.50%, due 9/8/23-6/29/29, valued at $73,252,932 original par of $148,000, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-2.75%, due 6/19/23-12/11/25, valued at $134,132 original par of $85,271,000, Federal National Mortgage Association Agency Debentures and Agency Strips, 1.63%-6.25%, due 1/17/24-5/15/29, valued at $90,690,169 original par of $48,999,929, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 1.61%-17.12%, due 12/20/37-5/20/49, valued at $335,745 original par of $46,018,000, Tennessee Valley Authority Agency Debentures and Agency Strips, 1.88%-7.13%, due 2/15/21-9/15/65, valued at $65,664,606)

	1.58	250,000,000	250,000,000
Credit Agricole CIB , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $3,181,416,181 (fully collateralized by: original par of $2,990,068,428, U.S. Treasuries (including strips), 0.00%-8.75%, due 2/4/20-11/15/49, valued at $3,244,620,046)	1.57	3,181,000,000	3,181,000,000

Daiwa Capital Markets America , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $310,041,075 (fully collateralized by: original par of $3,985,714, Federal Farm Credit Bank Agency Debentures and Agency Strips, 1.60%, due 1/21/22, valued at $3,997,831 original par of $78,819,925, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.83%-5.00%, due 3/1/37-10/1/49, valued at $68,907,918 original par of $62,719,078, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-4.84%, due 6/25/21-3/25/49, valued at $1,771,320 original par of $269,257, Federal National Mortgage Association Agency Debentures and Agency Strips, 1.35%-6.50%, due 6/30/20-2/1/32, valued at $618 original par of $171,492,813, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.49%-6.03%, due 2/1/22-3/1/52, valued at $135,745,518 original par of $112,638,733, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 1.61%-4.50%, due 2/20/39-7/20/49, valued at $16,714,751 original par of $43,975,438, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-6.00%, due 7/20/34-1/20/50, valued at $32,724,294 original par of $57,200,979, U.S. Treasuries (including strips), 0.00%-2.75%, due 9/30/20-1/28/21, valued at $57,364,759)

	1.59	310,000,000	310,000,000
Deutsche Bank Securities , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $500,065,417 (fully collateralized by: original par of $411,391,120, U.S. Treasuries (including strips), 0.13%-3.88%, due 1/15/21-2/15/49, valued at $510,000,000)	1.57	500,000,000	500,000,000
HSBC Securities USA , Tri-Party Agreement thru BNY Mellon, dated 1/30/2020, due at 2/6/2020 in the amount of $200,061,055 (fully collateralized by: original par of $1,142,000, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.26%, due 9/1/45, valued at $1,179,926 original par of $238,481,530, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.96%-4.66%, due 2/1/31-11/1/49, valued at $201,424,611 original par of $1,347,856, Government National Mortgage Association Agency Mortgage-Backed Securities, 4.00%, due 8/20/49, valued at $1,395,464)	1.57	200,000,000	200,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 48.9% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)

HSBC Securities USA , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $420,055,300 (fully collateralized by: original par of $88,866,000, Federal National Mortgage Association Agency Debentures and Agency Strips, 2.63%, due 9/6/24, valued at $94,558,489 original par of $605,497,693, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.50%-5.50%, due 5/20/23-11/20/49, valued at $315,355,549 original par of $4,702,000, Tennessee Valley Authority Agency Debentures and Agency Strips, 0.00%-0.00%, due 5/1/20-1/15/38, valued at $3,159,249 original par of $25,717,299, U.S. Treasuries (including strips), 0.00%, due 2/15/44, valued at $15,326,713)

	1.58	420,000,000		420,000,000
JP Morgan Securities , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $250,032,916 (fully collateralized by: original par of $401,446,878, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-6.00%, due 2/20/32-1/20/50, valued at $255,000,000)	1.58	250,000,000		250,000,000

JP Morgan Securities, 1 Month SOFR +.01% , dated 5/2/2019, due at 2/3/2020 in the amount of $500,691,945 (fully collateralized by: original par of $155,045,344, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-5.50%, due 6/1/31-9/15/48, valued at $1,062,126 original par of $723,950,802, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-7.00%, due 11/1/26-10/1/49, valued at $322,698,442 original par of $1,352,373,002, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-6.50%, due 5/1/27-9/1/47, valued at $23,315,395 original par of $219,416,546, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.38%-4.50%, due 10/1/24-10/1/48, valued at $162,924,038 )

	1.59	500,000,000		500,000,000

JP Morgan Securities , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $1,700,225,250 (fully collateralized by: original par of $1,247,033,913, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.81%-7.00%, due 8/1/24-2/1/50, valued at $958,068,274 original par of $50,000,000, Federal National Mortgage Association Agency Debentures and Agency Strips, 7.00%, due 10/25/23, valued at $5,808 original par of $1,517,156,301, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.50%, due 2/1/21-2/1/57, valued at $772,014,474 original par of $4,486,725, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.24%-5.50%, due 7/20/34-12/15/61, valued at $3,911,444)

	1.59	1,700,000,000		1,700,000,000
JP Morgan Securities, 1 Month SOFR +.03% , dated 8/2/2019, due at 2/3/2020 in the amount of $350,490,584 (fully collateralized by: original par of $316,790,200, U.S. Treasuries (including strips), 0.75%-3.50%, due 6/30/24-11/15/48, valued at $357,000,010)	1.61	350,000,000	[e]	350,000,000

JP Morgan Securities, 1 Month SOFR +.05% , dated 5/21/2019, due at 2/3/2020 in the amount of $500,709,722 (fully collateralized by: original par of $557,030,994, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-7.50%, due 4/1/23-1/1/50, valued at $241,836,452 original par of $334,205,888, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-7.00%, due 9/1/25-1/1/50, valued at $264,994,393 original par of $34,045,060, Government National Mortgage Association Agency Mortgage-Backed Securities, 0.00%-8.00%, due 7/20/29-9/20/47, valued at $3,169,155)

	1.63	500,000,000	[e]	500,000,000

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 48.9% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)

Merrill Lynch Pierce Fenner & Smith, OBFR +.08% , dated 9/9/2019, due at 2/3/2020 in the amount of $875,121,041 (fully collateralized by: original par of $3,605,408,596, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-7.07%, due 5/15/27-8/15/57, valued at $118,622,540 original par of $327,208,124, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 4.32%-4.82%, due 6/25/42-11/25/49, valued at $52,201,388 original par of $7,387,401,444, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-16.04%, due 10/25/21-7/25/59, valued at $341,307,445 original par of $150,557,395, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.14%, due 5/25/49, valued at $8,118,041 original par of $2,958,446,496, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 3.00%-7.00%, due 2/16/33-1/20/50, valued at $282,822,543 original par of $131,380,619, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-3.50%, due 8/20/49-12/20/49, valued at $134,043,152)

	1.66	875,000,000	[e]	875,000,000
MUFG Securities (Canada) , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $570,074,575 (fully collateralized by: original par of $567,941,800, U.S. Treasuries (including strips), 1.38%-2.88%, due 5/31/20-11/15/49, valued at $581,400,072)	1.57	570,000,000		570,000,000

MUFG Securities (Canada) , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $1,750,231,875 (fully collateralized by: original par of $2,698,894,196, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-6.00%, due 8/1/31-11/1/49, valued at $770,656,690 original par of $1,156,557,910, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-6.00%, due 11/1/37-6/1/56, valued at $742,785,622 original par of $3,720,000, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.50%, due 6/20/48, valued at $2,890,547 original par of $219,385,600, U.S. Treasuries (including strips), 0.13%-3.88%, due 5/31/20-8/15/45, valued at $268,667,242)

	1.59	1,750,000,000		1,750,000,000
Natixis , Tri-Party Agreement thru BNY Mellon, dated 1/3/2020, due at 2/3/2020 in the amount of $3,003,978,334 (fully collateralized by: original par of $2,810,872,560, U.S. Treasuries (including strips), 0.13%-6.38%, due 4/15/20-5/15/49, valued at $3,060,000,000)	1.54	3,000,000,000		3,000,000,000
Natixis , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $100,013,083 (fully collateralized by: original par of $94,757,429, U.S. Treasuries (including strips), 0.13%-3.75%, due 5/31/20-5/15/48, valued at $102,000,006)	1.57	100,000,000		100,000,000
Nomura Securities International , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $450,058,875 (fully collateralized by: original par of $477,488,697, U.S. Treasuries (including strips), 0.00%-3.63%, due 8/15/20-8/15/49, valued at $459,000,014)	1.57	450,000,000		450,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 48.9% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)

Nomura Securities International , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $2,200,291,500 (fully collateralized by: original par of $208,940,000, Federal Farm Credit Bank Agency Debentures and Agency Strips, 0.00%-2.58%, due 1/29/21-10/30/34, valued at $209,076,451 original par of $208,972,000, Federal Home Loan Banks Agency Debentures and Agency Strips, 0.00%-5.50%, due 2/27/20-7/15/36, valued at $213,276,299 original par of $102,547,000, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-2.75%, due 11/17/20-7/15/32, valued at $84,500,293 original par of $574,693,142, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-8.00%, due 8/1/20-2/1/50, valued at $445,775,576 original par of $83,098,000, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-7.25%, due 10/30/20-8/6/38, valued at $71,998,947 original par of $1,225,074,764, Federal National Mortgage Association Agency Mortgage-Backed Securities, 0.00%-8.00%, due 6/1/20-2/1/50, valued at $213,555,752 original par of $1,146,372,552, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-9.00%, due 7/15/20-12/20/69, valued at $962,258,481 original par of $43,051,200, U.S. Treasuries (including strips), 0.00%-1.75%, due 6/15/22-8/15/49, valued at $43,558,211)

	1.59	2,200,000,000		2,200,000,000
Prudential Insurance Company of America , dated 1/31/2020, due at 2/3/2020 in the amount of $815,669,991 (fully collateralized by: original par of $1,084,000,000, U.S. Treasuries (including strips), 0.00%-3.38%, due 8/15/29-11/15/49, valued at $831,872,475)	1.60	815,561,250		815,561,250
Prudential Legacy Insurance Company of New Jersey , dated 1/31/2020, due at 2/3/2020 in the amount of $342,846,957 (fully collateralized by: original par of $519,000,000, U.S. Treasuries (including strips), 0.00%-0.00%, due 8/15/34-2/15/45, valued at $349,657,275)	1.60	342,801,250		342,801,250
RBC Dominion Securities , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $300,039,250 (fully collateralized by: original par of $301,619,900, U.S. Treasuries (including strips), 0.00%-2.63%, due 7/30/20-11/15/26, valued at $306,000,088)	1.57	300,000,000		300,000,000

RBC Dominion Securities , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $900,119,250 (fully collateralized by: original par of $613,000, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 6.00%, due 10/15/36, valued at $52,860 original par of $43,221,265, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-4.50%, due 8/1/48-12/1/49, valued at $36,913,260 original par of $921,470,387, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-5.50%, due 5/1/37-11/1/49, valued at $870,167,735 original par of $10,767,600, U.S. Treasuries (including strips), 1.63%, due 12/15/22, valued at $10,869,103)

	1.59	900,000,000		900,000,000
RBC Dominion Securities , Tri-Party Agreement thru BNY Mellon, dated 12/10/2019, due at 2/10/2020 in the amount of $501,412,222 (fully collateralized by: original par of $204,445,702, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-4.50%, due 6/1/48-1/1/50, valued at $199,386,345 original par of $374,467,461, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.50%-5.50%, due 5/1/37-9/1/49, valued at $308,113,155 original par of $2,477,200, U.S. Treasuries (including strips), 1.63%, due 12/15/22, valued at $2,500,552)	1.64	500,000,000	[d]	500,000,000

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 48.9% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Royal Bank of Canada , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $1,300,172,250 (fully collateralized by: original par of $2,563,151,686, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 2.23%-9.46%, due 5/15/27-8/15/56, valued at $191,470,025 original par of $346,124,035, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-4.50%, due 10/15/27-1/25/50, valued at $66,719,949 original par of $295,983,296, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-5.50%, due 9/1/27-2/1/50, valued at $244,387,849 original par of $4,782,712,160, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-8.97%, due 1/25/29-9/25/57, valued at $326,856,084 original par of $853,873,084, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.00%-6.50%, due 3/1/35-6/1/44, valued at $38,588,663 original par of $119,663,786, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-4.50%, due 3/1/27-6/1/51, valued at $90,990,951 original par of $5,368,434,432, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.00%, due 8/20/35-1/20/50, valued at $344,668,229 original par of $86,302,993, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-5.00%, due 10/20/34-1/20/50, valued at $72,748,673)

	1.59	1,300,000,000	1,300,000,000

Royal Bank of Canada , Tri-Party Agreement thru BNY Mellon, dated 12/11/2019, due at 2/3/2020 in the amount of $501,230,000 (fully collateralized by: original par of $2,875,320,455, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-15.37%, due 7/15/26-8/15/56, valued at $89,201,832 original par of $147,671,986, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-5.00%, due 10/15/27-1/25/50, valued at $26,930,029 original par of $26,455,533, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-4.50%, due 7/1/30-12/1/49, valued at $19,494,220 original par of $4,619,392,802, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-9.00%, due 1/25/29-5/25/53, valued at $167,914,874 original par of $55,064,919, Federal National Mortgage Association Agency Debentures and Agency Strips, 4.00%-6.00%, due 2/1/36-7/1/42, valued at $451,861 original par of $90,953,010, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-5.50%, due 1/1/27-12/1/49, valued at $60,456,188 original par of $4,470,664,801, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.38%-6.00%, due 11/20/26-1/20/50, valued at $170,194,936)

	1.64	500,000,000	500,000,000

Societe Generale , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $500,065,417 (fully collateralized by: original par of $3,145,000, Federal Home Loan Banks Agency Debentures and Agency Strips, 1.80%, due 8/25/22, valued at $3,167,500 original par of $16,484,287, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 4.00%, due 11/1/47, valued at $15,301,478 original par of $58,185,308, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-4.00%, due 12/1/29-11/1/49, valued at $49,805,252 original par of $309,339,959, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-4.60%, due 4/20/44-10/20/64, valued at $126,528,578 original par of $287,848,100, U.S. Treasuries (including strips), 0.00%-3.13%, due 2/28/21-11/15/47, valued at $315,197,199)

	1.57	500,000,000	500,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 48.9% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)

Societe Generale , Tri-Party Agreement thru BNY Mellon, dated 1/24/2020, due at 2/25/2020 in the amount of $500,711,111 (fully collateralized by: original par of $2,110,000, Federal Home Loan Banks Agency Debentures and Agency Strips, 1.80%, due 8/25/22, valued at $2,125,096 original par of $2,848, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 2.13%, due 12/15/22, valued at $0 original par of $383,053, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 5.96%, due 9/1/20, valued at $119 original par of $312,031,761, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.38%-4.50%, due 11/1/26-1/1/49, valued at $238,287,541 original par of $297,227,398, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.75%-5.00%, due 1/20/36-3/20/66, valued at $198,399,336 original par of $54,795,500, U.S. Treasuries (including strips), 0.13%-3.38%, due 7/15/20-11/15/48, valued at $71,187,946)

	1.60	500,000,000	[d]	500,000,000
UBS Securities , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $500,065,417 (fully collateralized by: original par of $465,179,692, U.S. Treasuries (including strips), 0.00%-8.75%, due 2/4/20-8/15/49, valued at $510,000,004)	1.57	500,000,000		500,000,000
Wells Fargo Securities , Tri-Party Agreement thru BNY Mellon, dated 1/16/2020, due at 2/7/2020 in the amount of $500,476,667 (fully collateralized by: original par of $61,553,134, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-4.00%, due 8/1/46-4/1/49, valued at $48,961,513 original par of $584,221,978, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-5.00%, due 1/1/29-1/1/57, valued at $461,038,487)	1.56	500,000,000		500,000,000
Wells Fargo Securities , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $700,091,584 (fully collateralized by: original par of $712,751,800, U.S. Treasuries (including strips), 0.00%-2.00%, due 2/4/20-8/31/24, valued at $714,000,090)	1.57	700,000,000		700,000,000
Wells Fargo Securities , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $1,000,132,500 (fully collateralized by: original par of $15,002,221, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-5.00%, due 9/1/31-1/1/49, valued at $10,382,939 original par of $1,453,597,850, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.00%, due 3/1/28-12/1/49, valued at $1,009,617,061)	1.59	1,000,000,000		1,000,000,000
Total Repurchase Agreements (cost $28,845,362,500)				28,845,362,500
Total Investments (cost $59,034,640,480)		100.0%		59,034,640,480
Cash and Receivables (Net)		.0%		10,826,028
Net Assets		100.0%		59,045,466,508

a    Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b Security is a discount security. Income is recognized through the accretion of discount.
c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d Illiquid security; investment has a fixed rate. The interest rate shown is the current rate as of January 31, 2020. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2020, these securities amounted to $2,100,000,000 or 3.56% of net assets.
e Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2020 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2020, these securities amounted to $1,725,000,000 or 2.92% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	48.9
U.S. Government Agencies	26.3
U.S. Treasury Securities	24.8
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Securities Cash Management
U.S. Government Agencies - 69.1%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
3/16/2020, 3 Month LIBOR -.17%	1.73	20,000,000	[a]	19,999,868
2/3/2020, 3 Month FCPR -2.89%	1.86	100,000,000	[a]	100,009,361
2/3/2020, 3 Month FCPR -2.92%	1.83	25,750,000	[a]	25,748,444
2/25/2020, 1 Month LIBOR +.16%	1.82	37,000,000	[a]	37,030,875
Federal Home Loan Banks:
3/17/2020	1.45	200,000,000	[b]	199,628,528
2/3/2020	1.52	400,000,000	[b]	399,966,667
2/4/2020	1.56	25,000,000	[b]	24,996,792
2/11/2020	1.54	100,000,000	[b]	99,957,778
2/12/2020	1.54	85,498,000	[b]	85,458,291
2/13/2020	1.61	200,000,000	[b]	199,894,000
2/14/2020	1.56	110,000,000	[b]	109,938,927
2/18/2020	1.60	85,000,000	[b]	84,936,581
2/3/2020, 3 Month SOFR +.04%	1.62	25,000,000	[a]	24,999,842
2/24/2020	1.58	250,000,000	[b]	249,750,833
2/25/2020	1.66	150,000,000		149,997,217
2/28/2020	1.57	150,000,000	[b]	149,825,625
3/10/2020	1.58	250,000,000	[b]	249,588,333
3/19/2020	1.60	40,000,000	[b]	39,918,011
3/20/2020	1.61	25,000,000	[b]	24,947,167
2/3/2020, 3 Month SOFR +.07%	1.65	100,000,000	[a]	100,000,000
3/27/2020	1.61	75,000,000	[b]	74,817,927
2/3/2020, 3 Month SOFR +.07%	1.65	10,000,000	[a]	10,000,000
3/31/2020	1.59	100,000,000	[b]	99,744,333
4/16/2020	1.58	100,000,000	[b]	99,677,083
4/28/2020	1.58	50,000,000	[b]	49,812,708
4/29/2020	1.60	250,000,000	[b]	249,040,556
2/3/2020, 3 Month SOFR +.04%	1.62	75,000,000	[a]	75,000,000
5/11/2020	1.56	50,000,000		49,996,324
2/3/2020, 3 Month SOFR +.08%	1.66	25,000,000	[a]	25,000,000
5/22/2020	1.61	10,000,000	[b]	9,951,283
2/3/2020, 3 Month OBFR +.04%	1.62	30,000,000	[a]	30,000,000
2/3/2020, 3 Month SOFR +.07%	1.65	73,000,000	[a]	73,000,000
Tennessee Valley Authority:
2/5/2020	1.55	25,000,000	[b]	24,995,764
Total U.S. Government Agencies (cost $3,247,629,118)				3,247,629,118
U.S. Treasury Bills - 9.7%
2/13/2020	1.47	70,000,000	[b]	69,966,167
3/5/2020	1.53	35,000,000	[b]	34,951,554
4/2/2020	1.63	150,000,000	[b]	149,593,333
4/30/2020	1.66	200,000,000	[b]	199,192,572
Total U.S. Treasury Bills (cost $453,703,626)				453,703,626
U.S. Treasury Notes - 11.1%
6/30/2020	1.63	70,000,000		70,019,374
6/30/2020	2.50	122,000,000		122,432,697
9/30/2020	2.75	25,000,000		25,186,143
11/15/2020	1.75	105,000,000		105,120,276
11/15/2020	2.63	100,000,000		100,759,021
11/30/2020	2.00	65,000,000		65,185,297

Dreyfus Government Securities Cash Management (continued)
U.S. Treasury Notes - 11.1% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
12/31/2020	2.50	35,000,000		35,277,429
Total U.S. Treasury Notes (cost $523,980,237)				523,980,237
U.S. Treasury Floating Rate Notes - 10.8%
2/4/2020, 3 Month U.S. T-BILL +.04%	1.58	50,000,000	[a]	49,999,425
2/4/2020, 3 Month U.S. T-BILL +.05%	1.58	75,000,000	[a]	75,001,962
2/4/2020, 3 Month U.S. T-BILL +.12%	1.65	320,000,000	[a]	319,879,699
2/4/2020, 3 Month U.S. T-BILL +.14%	1.67	50,000,000	[a]	50,005,341
2/4/2020, 3 Month U.S. T-BILL +.30%	1.84	15,000,000	[a]	15,027,360
Total U.S. Treasury Floating Rate Notes (cost $509,913,787)				509,913,787
Total Investments (cost $4,735,226,768)		100.7%		4,735,226,768
Liabilities, Less Cash and Receivables		(.7%)		(32,524,116)
Net Assets		100.0%		4,702,702,652

a    Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b Security is a discount security. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies	69.1
U.S. Treasury Securities	31.6
100.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury Obligations Cash Management
U.S. Treasury Bills - 6.2%	Annualized Yield (%)	Principal Amount ($)		Value ($)
2/20/2020	1.86	250,000,000	[a]	249,757,882
2/27/2020	1.87	250,000,000	[a]	249,667,778
3/19/2020	1.90	500,000,000	[a]	498,779,306
3/26/2020	1.51	200,000,000	[a]	199,553,000
Total U.S. Treasury Bills (cost $1,197,757,966)				1,197,757,966
U.S. Treasury Notes - 11.5%
2/15/2020	3.63	133,000,000		133,077,502
2/29/2020	1.25	300,000,000		299,837,471
3/31/2020	2.25	125,000,000		125,041,553
4/30/2020	2.38	80,000,000		80,067,051
5/31/2020	1.50	79,000,000		78,976,457
6/30/2020	1.88	157,760,000		157,917,590
6/30/2020	2.50	158,000,000		158,560,456
7/31/2020	2.63	280,000,000		281,379,324
8/31/2020	2.63	106,000,000		106,515,349
11/15/2020	1.75	301,250,000		301,577,884
11/30/2020	2.00	300,000,000		300,905,139
11/30/2020	2.75	195,000,000		196,763,517
Total U.S. Treasury Notes (cost $2,220,619,293)				2,220,619,293
U.S. Treasury Floating Rate Notes - 23.5%
2/4/2020, 3 Month U.S. T-BILL +.03%	1.57	379,000,000	[b]	378,998,311
2/4/2020, 3 Month U.S. T-BILL +.04%	1.58	1,266,500,000	[b]	1,266,410,529
2/4/2020, 3 Month U.S. T-BILL +.05%	1.58	1,000,000,000	[b]	999,609,158
2/4/2020, 3 Month U.S. T-BILL +.12%	1.65	350,000,000	[b]	349,915,892
2/4/2020, 3 Month U.S. T-BILL +.14%	1.67	440,000,000	[b]	439,943,633
2/4/2020, 3 Month U.S. T-BILL +.22%	1.76	650,000,000	[b]	649,541,295
2/4/2020, 3 Month U.S. T-BILL +.30%	1.84	221,000,000	[b]	221,125,925
2/4/2020, 3 Month U.S. T-BILL +.15%	1.69	250,000,000	[b]	250,000,000
Total U.S. Treasury Floating Rate Notes (cost $4,555,544,743)				4,555,544,743
Repurchase Agreements - 58.8%
ABN Amro Bank , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $100,013,083 (fully collateralized by: original par of $100,576,490, U.S. Treasuries (including strips), 1.13%-3.38%, due 1/31/21-8/15/44, valued at $102,000,004)	1.57	100,000,000		100,000,000
Bank of America Securities , Tri-Party Agreement thru BNY Mellon, dated 1/9/2020, due at 2/10/2020 in the amount of $200,272,000 (fully collateralized by: original par of $204,921,300, U.S. Treasuries (including strips), 0.00%-4.50%, due 4/30/21-2/15/39, valued at $204,000,050)	1.53	200,000,000	[c]	200,000,000
Barclays Bank , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $525,068,688 (fully collateralized by: original par of $410,579,400, U.S. Treasuries (including strips), 0.13%-3.38%, due 4/15/20-2/15/48, valued at $535,500,091)	1.57	525,000,000		525,000,000
Barclays Bank , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $600,078,500 (fully collateralized by: original par of $469,233,500, U.S. Treasuries (including strips), 0.13%-3.38%, due 4/15/20-2/15/48, valued at $612,000,016)	1.57	600,000,000		600,000,000

Dreyfus Treasury Obligations Cash Management (continued)
Repurchase Agreements - 58.8% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
Canadian Imperial Bank of Commerce , Tri-Party Agreement thru BNY Mellon, dated 1/16/2020, due at 2/7/2020 in the amount of $200,189,445 (fully collateralized by: original par of $184,819,700, U.S. Treasuries (including strips), 0.13%-4.63%, due 4/15/21-2/15/49, valued at $204,000,061)	1.55	200,000,000		200,000,000
Canadian Imperial Bank of Commerce , Tri-Party Agreement thru BNY Mellon, dated 1/13/2020, due at 2/7/2020 in the amount of $350,376,736 (fully collateralized by: original par of $331,339,300, U.S. Treasuries (including strips), 0.13%-3.63%, due 4/15/21-2/15/47, valued at $357,000,046)	1.55	350,000,000		350,000,000
Canadian Imperial Bank of Commerce , Tri-Party Agreement thru BNY Mellon, dated 1/24/2020, due at 2/7/2020 in the amount of $100,060,667 (fully collateralized by: original par of $106,250,300, U.S. Treasuries (including strips), 0.00%-2.75%, due 5/31/21-1/15/27, valued at $102,000,002)	1.56	100,000,000		100,000,000
Citigroup Global Markets , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $255,033,363 (fully collateralized by: original par of $212,631,900, U.S. Treasuries (including strips), 0.88%-3.38%, due 6/15/20-11/15/48, valued at $260,100,039)	1.57	255,000,000		255,000,000
Credit Agricole CIB , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $317,041,474 (fully collateralized by: original par of $297,972,868, U.S. Treasuries (including strips), 0.00%-8.75%, due 2/4/20-11/15/49, valued at $323,340,005)	1.57	317,000,000		317,000,000
Daiwa Capital Markets America , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $200,026,166 (fully collateralized by: original par of $201,956,910, U.S. Treasuries (including strips), 0.00%-3.13%, due 2/13/20-5/15/49, valued at $204,000,025)	1.57	200,000,000		200,000,000
Deutsche Bank Securities , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $650,085,041 (fully collateralized by: original par of $534,808,456, U.S. Treasuries (including strips), 0.13%-3.88%, due 1/15/21-2/15/49, valued at $663,000,000)	1.57	650,000,000		650,000,000
Fixed Income Clearing , Tri-Party Agreement thru State Street, dated 1/31/2020, due at 2/3/2020 in the amount of $1,050,139,125 (fully collateralized by: original par of $1,036,840,000, U.S. Treasuries (including strips), 1.88%-3.13%, due 1/31/22-11/15/28, valued at $1,071,004,723)	1.59	1,050,000,000		1,050,000,000
HSBC Securities USA , Tri-Party Agreement thru BNY Mellon, dated 1/30/2020, due at 2/6/2020 in the amount of $770,235,064 (fully collateralized by: original par of $731,520,405, U.S. Treasuries (including strips), 0.00%-4.38%, due 2/25/20-8/15/40, valued at $785,400,008)	1.57	770,000,000		770,000,000
HSBC Securities USA , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $300,039,250 (fully collateralized by: original par of $314,526,970, U.S. Treasuries (including strips), 0.00%-7.63%, due 2/18/20-2/15/49, valued at $306,000,000)	1.57	300,000,000		300,000,000
JP Morgan Securities , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $1,010,132,141 (fully collateralized by: original par of $919,616,900, U.S. Treasuries (including strips), 0.25%-4.75%, due 2/29/24-8/15/49, valued at $1,030,200,092)	1.57	1,010,000,000		1,010,000,000
JP Morgan Securities, 1 Month SOFR +.03% , dated 8/2/2019, due at 2/3/2020 in the amount of $150,210,250 (fully collateralized by: original par of $129,222,300, U.S. Treasuries (including strips), 0.13%-4.75%, due 3/31/23-8/15/46, valued at $153,000,033)	1.61	150,000,000	[d]	150,000,000
JP Morgan Securities, 1 Month SOFR +.03% , dated 5/21/2019, due at 2/3/2020 in the amount of $500,700,833 (fully collateralized by: original par of $433,408,400, U.S. Treasuries (including strips), 1.88%-6.50%, due 6/30/23-8/15/47, valued at $510,000,080)	1.61	500,000,000	[d]	500,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury Obligations Cash Management (continued)
Repurchase Agreements - 58.8% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Natixis , Tri-Party Agreement thru BNY Mellon, dated 1/3/2020, due at 2/3/2020 in the amount of $1,501,989,166 (fully collateralized by: original par of $1,405,436,280, U.S. Treasuries (including strips), 0.13%-6.38%, due 4/15/20-5/15/49, valued at $1,530,000,000)	1.54	1,500,000,000	1,500,000,000
Natixis , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $800,104,667 (fully collateralized by: original par of $758,059,429, U.S. Treasuries (including strips), 0.13%-3.75%, due 5/31/20-5/15/48, valued at $816,000,051)	1.57	800,000,000	800,000,000
Nomura Securities International , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $400,052,333 (fully collateralized by: original par of $401,483,755, U.S. Treasuries (including strips), 0.00%-2.63%, due 2/15/20-2/15/49, valued at $408,000,072)	1.57	400,000,000	400,000,000
Prudential Insurance Company of America , dated 1/31/2020, due at 2/3/2020 in the amount of $310,988,960 (fully collateralized by: original par of $372,000,000, U.S. Treasuries (including strips), 0.00%-3.00%, due 5/15/29-2/15/49, valued at $317,166,450)	1.60	310,947,500	310,947,500
Prudential Legacy Insurance Company of New Jersey , dated 1/31/2020, due at 2/3/2020 in the amount of $209,027,867 (fully collateralized by: original par of $360,000,000, U.S. Treasuries (including strips), 0.00%, due 2/15/45-8/15/45, valued at $213,180,000)	1.60	209,000,000	209,000,000
RBC Dominion Securities , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $390,051,025 (fully collateralized by: original par of $394,736,900, U.S. Treasuries (including strips), 0.00%-2.50%, due 2/15/20-9/30/23, valued at $397,800,087)	1.57	390,000,000	390,000,000
Royal Bank of Canada , Tri-Party Agreement thru BNY Mellon, dated 1/31/2020, due at 2/3/2020 in the amount of $500,065,417 (fully collateralized by: original par of $482,761,900, U.S. Treasuries (including strips), 0.13%-3.00%, due 12/31/20-2/15/46, valued at $510,000,045)	1.57	500,000,000	500,000,000
Total Repurchase Agreements (cost $11,386,947,500)			11,386,947,500
Total Investments (cost $19,360,869,502)		100.0%	19,360,869,502
Liabilities, Less Cash and Receivables		(.0%)	(4,173,508)
Net Assets		100.0%	19,356,695,994

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
c Illiquid security; investment has a fixed rate. The interest rate shown is the current rate as of January 31, 2020. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2020, these securities amounted to $200,000,000 or 1.03% of net assets.
d Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2020 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2020, these securities amounted to $650,000,000 or 3.36% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	58.8
U.S. Treasury Securities	41.2
100.0

† Based on net assets.
See notes to financial statements.

Dreyfus Treasury Securities Cash Management
U.S. Treasury Bills - 64.6%	Annualized Yield (%)	Principal Amount ($)		Value ($)
3/31/2020	1.45	1,000,000,000		997,612,222
2/4/2020	1.52	1,993,000,000	[a]	1,992,750,647
2/6/2020	1.86	602,000,000	[a]	601,846,830
2/11/2020	1.56	1,275,000,000	[a]	1,274,456,389
2/13/2020	1.56	700,000,000	[a]	699,641,500
2/18/2020	1.55	1,760,000,000	[a]	1,758,726,534
2/20/2020	1.72	500,000,000	[a]	499,553,368
2/27/2020	1.64	1,685,000,000	[a]	1,683,033,949
3/3/2020	1.52	850,000,000	[a]	848,902,514
3/5/2020	1.53	894,000,000	[a]	892,764,150
3/10/2020	1.54	1,300,000,000	[a]	1,297,916,333
3/12/2020	1.70	625,000,000	[a]	623,837,500
3/17/2020	1.53	1,200,000,000	[a]	1,197,741,875
3/19/2020	1.90	982,000,000	[a]	979,603,790
3/24/2020	1.52	600,000,000	[a]	598,699,639
3/26/2020	1.53	362,000,000	[a]	361,180,655
4/9/2020	1.53	400,000,000	[a]	398,864,778
4/16/2020	1.63	785,000,000	[a]	782,386,771
4/30/2020	1.56	2,242,000,000	[a]	2,233,484,925
5/21/2020	1.55	100,000,000	[a]	99,534,028
7/23/2020	1.55	95,000,000	[a]	94,308,360
Total U.S. Treasury Bills (cost $19,916,846,757)				19,916,846,757
U.S. Treasury Notes - 20.4%
3/31/2020	1.38	104,000,000		103,968,614
2/15/2020	3.63	217,000,000		217,159,565
2/29/2020	1.25	1,035,000,000		1,034,714,172
2/29/2020	1.38	103,000,000		102,982,106
2/29/2020	2.25	650,000,000		650,252,165
4/15/2020	1.50	305,000,000		304,958,993
4/30/2020	1.13	320,593,000		320,082,115
4/30/2020	1.38	200,000,000		199,759,459
4/30/2020	2.38	300,000,000		300,347,766
5/31/2020	1.38	437,000,000		436,677,316
5/31/2020	1.50	160,000,000		159,943,352
7/15/2020	1.50	682,999,900		682,703,293
7/31/2020	2.00	100,000,000		100,202,570
8/15/2020	2.63	406,800,000		409,045,233
8/31/2020	1.38	535,000,000		534,275,576
8/31/2020	2.13	132,000,000		132,386,361
8/31/2020	2.63	360,000,000		361,878,177
9/30/2020	1.38	100,000,000		99,849,667
9/30/2020	2.75	45,000,000		45,337,258
11/30/2020	2.75	100,000,000		100,931,232
Total U.S. Treasury Notes (cost $6,297,454,990)				6,297,454,990
U.S. Treasury Floating Rate Notes - 18.2%
2/4/2020, 3 Month U.S. T-BILL +.03%	1.57	850,000,000	[b]	849,993,137
2/4/2020, 3 Month U.S. T-BILL +.04%	1.58	875,000,000	[b]	874,998,199
2/4/2020, 3 Month U.S. T-BILL +.05%	1.58	685,000,000	[b]	684,879,214
2/4/2020, 3 Month U.S. T-BILL +.12%	1.65	748,000,000	[b]	747,868,500
2/4/2020, 3 Month U.S. T-BILL +.14%	1.67	360,000,000	[b]	360,009,024
2/4/2020, 3 Month U.S. T-BILL +.22%	1.76	1,200,000,000	[b]	1,199,881,626

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury Securities Cash Management (continued)
U.S. Treasury Floating Rate Notes - 18.2% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
2/4/2020, 3 Month U.S. T-BILL +.30%	1.84	635,000,000	[b]	635,793,077
2/4/2020, 3 Month U.S. T-BILL +.15%	1.69	250,000,000	[b]	250,004,225
Total U.S. Treasury Floating Rate Notes (cost $5,603,427,002)				5,603,427,002
Total Investments (cost $31,817,728,749)		103.2%		31,817,728,749
Liabilities, Less Cash and Receivables		(3.2%)		(1,001,277,672)
Net Assets		100.0%		30,816,451,077

a Security is a discount security. Income is recognized through the accretion of discount.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	103.2
103.2

† Based on net assets.
See notes to financial statements.

Dreyfus AMT-Free Municipal Cash Management Plus
Short-Term Investments - 95.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 11.6%
Huntsville Health Care Authority, CP	1.25	2/19/2020	2,500,000		2,500,000
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. A	1.09	2/6/2020	3,540,000	[a]	3,540,000
				6,040,000
Arizona - 2.4%
Tender Option Bond Trust Receipts (Series 2016-XM0304), (Mesa, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 7/1/2020	1.00	2/6/2020	1,265,000	[a,b,c]	1,265,000
California - 6.7%
Mizuho Floater/Residual Trust, Special Tax Bonds (LOC; Mizuho Capital Market) Ser. MIZ9002	1.11	2/6/2020	1,500,000	[a,b]	1,500,000
Tender Option Bond Trust Receipts (Series 2019-XF2835), (California Public Finance Authority, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC)), Trust Maturity Date 7/1/2042	1.09	2/6/2020	2,000,000	[a,b,c]	2,000,000
				3,500,000
Colorado - 4.8%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (LOC; Northern Trust Company) Ser. F2	1.18	2/3/2020	500,000	[a]	500,000
Colorado Health Facilities Authority, Revenue Bonds (Liquidity Agreement; Citibank NA)	0.98	2/6/2020	1,700,000	[a,b]	1,700,000
Colorado Springs, Revenue Bonds (SPA; Landesbank Hessen-Thuringe) Ser. B	1.08	2/6/2020	285,000	[d]	285,000
				2,485,000
Georgia - 1.0%
Tender Option Bond Trust Receipts (Series 2019-XG0257), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) (LOC; Bank of America NA)), Trust Maturity Date 1/1/2044	0.99	2/7/2020	530,000	[a,b,c]	530,000
Iowa - 5.2%
Iowa Finance Authority, Revenue Bonds (YMCA & Rehabilitation Center Project) (LOC; Bank of America NA)	1.04	2/6/2020	2,685,000	[a]	2,685,000
Maryland - 11.2%
Maryland Economic Development Corp., Revenue Bonds (Blind Industries & Services of Maryland Project) (LOC; Bank of America NA)	0.97	2/6/2020	1,800,000	[a]	1,800,000
Montgomery County, CP, Ser. 10B	1.00	2/27/2020	2,000,000		2,000,000
Tender Option Bond Trust Receipts (Series 2019-XF2832), (Maryland State Economic Development Corporation, Revenue Bonds (N Wolfe Street LLC Project) (Liquidity Agreement; Mizuho Capital Markets LLC and LOC; Mizuho Capital Markets LLC)), Trust Maturity Date 7/1/2037	1.09	2/6/2020	2,000,000	[a,b,c]	2,000,000
				5,800,000
Missouri - 9.2%
RBC Municipal Products Inc. Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	1.00	2/6/2020	2,000,000	[a,b]	2,000,000
RIB Floaters Trust, Revenue Bonds, Refunding (LOC; Barclays Bank PLC)	0.98	2/6/2020	2,800,000	[a,b]	2,800,000
				4,800,000
Nebraska - 3.9%
Omaha Public Power District, CP	1.00	5/22/2020	2,000,000		2,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Short-Term Investments - 95.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 17.1%
New York Power Authority, CP, Ser. 2	1.17	2/18/2020	2,000,000		2,000,000
RBC Municipal Products Inc. Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E137	0.97	2/6/2020	2,000,000	[a,b]	2,000,000
Syracuse, RAN (Insured; State Aid Withholding) Ser. A	2.00	3/31/2020	2,000,000		2,002,287
Tender Option Bond Trust Receipts (Series 2018-XF0623), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Liquidity Agreement; TD Bank NA)), Trust Maturity Date 11/15/2042	1.06	2/6/2020	1,200,000	[a,b,c]	1,200,000
Tompkins County Industrial Development Agency, Revenue Bonds (LOC; M&T Trust) Ser. A	1.04	2/7/2020	1,705,000	[a]	1,705,000
				8,907,287
Ohio - 4.2%
Tender Option Bond Trust Receipts (Series 2018-YX1079), (Columbus-Franklin County Finance Authority, Revenue Bonds (Storypoint Grove City Project) (LOC; Barclays Bank PLC)), Trust Maturity Date 9/1/2025	1.09	2/6/2020	2,180,000	[a,b,c]	2,180,000
South Carolina - 3.8%
Tender Option Bond Trust Receipts (Series 2019-BAML5004), (South Carolina Jobs and Economy Development Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 8/1/2042	0.99	2/7/2020	2,000,000	[a,b,c]	2,000,000
Tennessee - 4.0%
Tennessee, CP	1.02	5/27/2020	2,096,000		2,096,000
Texas - 10.7%
Houston, CP, Ser. E2	1.30	4/22/2020	1,000,000		1,000,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program) (SPA; Wells Fargo NA) Ser. A	1.04	2/6/2020	1,560,000	[a]	1,560,000
San Antonio Water & Sewer, CP, Ser. A1	1.21	2/13/2020	1,000,000		1,000,000
Texas State University System, CP, Ser. A	0.94	3/18/2020	2,000,000		2,000,000
				5,560,000
Total Investments (cost $49,848,287)			95.8%	49,848,287
Cash and Receivables (Net)			4.2%	2,172,271
Net Assets			100.0%	52,020,558

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities amounted to $21,175,000 or 40.71% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.
d Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

Portfolio Summary (Unaudited) †	Value (%)
Medical	20.8
Development	15.8
General	11.4
Government Agency	9.8
Power	8.7
Education	7.7
School District	6.8
Housing	3.8
Facilities	3.3
Special Tax	2.9
Utilities	2.5
Transportation	2.3
95.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free New York Municipal Cash Management
Short-Term Investments - 96.3%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 96.3%
Albany Industrial Development Agency, Revenue Bonds (Renaissance Corp of Albany Project) (LOC; M&T Bank)	0.99	2/6/2020	2,300,000	[a]	2,300,000
Build New York City Resource Corp., Revenue Bonds (Federation of Protestant Welfare Agencies Project) (LOC; TD Bank NA)	1.04	2/6/2020	1,000,000	[a]	1,000,000
Eastport-South Manor Central School District, TAN (Insured; State Aid Withholding)	2.00	3/26/2020	4,500,000		4,505,479
Lake Placid Central School District, BAN, Ser. B	2.00	6/26/2020	3,000,000		3,008,806
Monroe County Industrial Development Agency, Revenue Bonds (Robert Weslayan College Project) (LOC; M&T Bank) Ser. 1-A	0.97	2/6/2020	3,595,000	[a]	3,595,000
Mount Sinai Union Free School District, TAN	2.00	6/25/2020	5,000,000		5,014,538
Nassau Health Care Corp., Revenue Bonds, Refunding (LOC; Bank of America NA) Ser. B-2	0.93	2/6/2020	2,000,000	[a]	2,000,000
New York City Capital Resources Corp., Revenue Bonds (WytheHotel Project) (LOC; Manufacturers & Traders)	1.06	2/6/2020	3,800,000	[a]	3,800,000
New York City Industrial Development Agency, Revenue Bonds (Ateret Torah Center Project) (LOC; Wells Fargo Bank NA)	0.99	2/6/2020	3,000,000	[a]	3,000,000
New York City Industrial Development Agency, Revenue Bonds (Spence-Chapin, Services to Families and Children Project) (LOC; TD Bank NA)	1.04	2/6/2020	4,060,000	[a]	4,060,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. C2	1.18	2/3/2020	5,000,000	[a]	5,000,000
New York Power Authority, CP, Ser. 2	1.17	2/18/2020	6,000,000		6,000,000
New York State Dormitory Authority, Revenue Bonds, Refunding (LOC; Mizuho Bank Ltd) Ser. B	1.10	2/5/2020	6,175,000	[a]	6,175,000
New York State Housing Finance Agency, Housing Revenue (100 Maiden Lane) (Liquidity Facility; FNMA and LOC; FNMA)	0.98	2/5/2020	1,375,000	[a]	1,375,000
New York State Housing Finance Agency, Revenue Bonds (505 West 37) (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. A	1.18	2/3/2020	1,000,000	[a]	1,000,000
New York State Housing Finance Agency, Revenue Bonds (LOC; Citibank NA) Ser. A	0.95	2/5/2020	4,285,000	[a]	4,285,000
Port Authority New York & New Jersey, CP, Ser. B	0.95	4/15/2020	3,000,000		3,000,000
Port Authority New York & New Jersey, CP, Ser. B	1.02	4/22/2020	1,725,000		1,725,000
RBC Municipal Products Inc. Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E137	0.97	2/6/2020	4,500,000	[a,b]	4,500,000
Sullivan County, TAN	2.00	5/14/2020	3,800,000		3,807,462
Syracuse, RAN (Insured; State Aid Withholding) Ser. A	2.00	3/31/2020	5,000,000		5,005,717
Tender Option Bond Trust Receipts (Series 2015-ZF0271), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 12/15/2039	0.97	2/6/2020	1,600,000	[a,b,c]	1,600,000
Tender Option Bond Trust Receipts (Series 2016-XF0520), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 5/15/2024	1.04	2/6/2020	1,795,000	[a,b,c]	1,795,000

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Short-Term Investments - 96.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 96.3% (continued)
Tender Option Bond Trust Receipts (Series 2016-ZF0464), (New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project) (LOC; Royal Bank of Canada & SPA; Royal Bank of Canada)), Trust Maturity Date 5/15/2021	0.99	2/6/2020	3,300,000	[a,b,c]	3,300,000
Tender Option Bond Trust Receipts (Series 2017-XF0583), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 5/15/2024	1.02	2/6/2020	5,300,000	[a,b,c]	5,300,000
Tender Option Bond Trust Receipts (Series 2017-XF2481), (Westchester County Local Development Corp., Revenue Bonds, Refunding (Westchester Medical Center) (LOC; Barclays Bank PLC & Liquidity Agreement; Barclays Bank PLC)), Trust Maturity Date 11/1/2046	0.98	2/6/2020	1,160,000	[a,b,c]	1,160,000
Tender Option Bond Trust Receipts (Series 2017-XM0573), (Build NYC Resource Corp., Revenue Bonds, Refunding (Chapin School Limited Project) (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 11/1/2047	0.99	2/6/2020	5,250,000	[a,b,c]	5,250,000
Tender Option Bond Trust Receipts (Series 2018-XF0623), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Liquidity Agreement; TD Bank NA)), Trust Maturity Date 11/15/2042	1.06	2/6/2020	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2018-XF0697), (Port Authority of New York & New Jersey, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 9/1/2043	0.96	2/7/2020	1,485,000	[a,b,c]	1,485,000
Tender Option Bond Trust Receipts (Series 2018-XF2656), (Suffolk County Water Authority, Revenue Bonds (Liquidity Agreement; Citibank NA)), Trust Maturity Date 6/1/2026	0.96	2/6/2020	2,400,000	[a,b,c]	2,400,000
Tender Option Bond Trust Receipts (Series 2019-XF0858), (Onondaga County Trust, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 12/1/2047	1.30	2/7/2020	1,400,000	[a,b,c]	1,400,000
Tender Option Bond Trust Receipts (Series 2019-XM0731), (New York Municipal Water Finance Authority, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 6/15/2040	0.96	2/7/2020	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2019-ZF0831T), (New York Thruway Authority, Revenue Bonds, Refunding (LOC; Bank of America NA & Liquidity Agreement; Bank of America NA)), Trust Maturity Date 1/1/2053	0.96	2/7/2020	1,445,000	[a,b,c]	1,445,000
Tender Option Bond Trust Receipts (Series 2019-ZM0737), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 2/15/2025	1.02	2/6/2020	2,200,000	[a,b,c]	2,200,000
Tender Option Bond Trust Receipts (Series 2020-XG0273), (Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 11/15/2048	0.96	5/15/2020	1,000,000	[a,b,c]	1,000,000
Tompkins County Industrial Development Agency, Revenue Bonds (LOC; M&T Trust) Ser. A	1.04	2/7/2020	4,600,000	[a]	4,600,000
Triborough Bridge & Tunnel Authority, Revenue Bonds (LOC; US Bank NA) Ser. 4C	1.18	2/3/2020	5,000,000	[a]	5,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Short-Term Investments - 96.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New York - 96.3% (continued)
Troy, BAN, Refunding	3.00	2/7/2020	5,008,850	5,010,052
Total Investments (cost $121,102,054)			96.3%	121,102,054
Cash and Receivables (Net)			3.7%	4,673,903
Net Assets			100.0%	125,775,957

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities amounted to $36,835,000 or 29.29% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Transportation	19.4
General	16.8
School District	14.0
Education	10.5
General Obligation	7.0
Facilities	6.9
Multifamily Housing	5.3
Utilities	4.8
Water	3.5
Medical	3.3
Development	3.0
Housing	1.8
96.3

† Based on net assets.
See notes to financial statements.

Dreyfus AMT-Free Tax Exempt Cash Management
Short-Term Investments - 101.1%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 5.5%
Mobile County Industrial Development Authority, Revenue Bonds (LOC; Swedbank AB) Ser. B	1.09	2/6/2020	15,000,000	[a]	15,000,000
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. A	1.09	2/6/2020	14,000,000	[a]	14,000,000
				29,000,000
Alaska - 1.9%
Tender Option Bond Trust Receipts (Series 2017-XM0532), (Alaska Municipal Bonds Bank Authority, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 4/1/2025	1.04	2/6/2020	10,000,000	[a,b,c]	10,000,000
Arizona - .8%
Tender Option Bond Trust Receipts (Series 2018-XF0695), (Phoenix Civic Improvement Corporation, Revenue Bonds, Refunding (Liquidity Agreement; JPMorgan Chase Bank NA and LOC; JPMorgan Chase Bank NA)), Trust Maturity Date 7/1/2025	0.99	2/6/2020	4,415,000	[a,b,c]	4,415,000
Colorado - .9%
Tender Option Bond Trust Receipts (Series 2018-XG0195), (Denver City and County, CP (Colorado Convention Center Project) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 6/1/2048	1.03	2/7/2020	4,930,000	[a,b,c]	4,930,000
Connecticut - 2.3%
RIB Floater Trust, GO (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)	0.98	2/6/2020	7,355,000	[a,b]	7,355,000
Tender Option Bond Trust Receipts (Series 2017-YX1077), (Connecticut Special Tax Obligation, Revenue Bonds (Transportation Infrastructure Purpose) (Liquidity Agreement; Barclays Bank PLC)), Trust Maturity Date 1/1/2036	1.00	2/6/2020	4,555,000	[a,b,c]	4,555,000
				11,910,000
District of Columbia - 1.1%
Tender Option Bond Trust Receipts (Series 2019-BAML8001), (District of Columbia Housing Finance Agency, Revenue Bonds (Liquidity Agreement; Bank of America NA and LOC; Bank of America NA)) , Trust Maturity Date 8/1/2047	1.02	2/7/2020	6,000,000	[a,b,c]	6,000,000
Florida - 1.8%
Hillsborough County Housing Finance Authority, Revenue Bonds (LOC; Suntrust Bank)	0.99	2/6/2020	4,795,000	[a]	4,795,000
Tender Option Bond Trust Receipts (Series 2019-XG0255), (Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA and LOC; Bank of America NA)), Trust Maturity Date 8/15/2049	0.99	2/7/2020	4,905,000	[a,b,c]	4,905,000
				9,700,000
Georgia - 5.3%
RBC Municipal Products Inc. Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E107	1.00	2/6/2020	20,000,000	[a,b]	20,000,000
Tender Option Bond Trust Receipts (Series 2019-XG0256), (Municipal Electric Authority Of Georgia, Revenue Bonds (Plant Vogtle unis 3&4 Project J Bonds) (Liquidity Agreement; Bank of America NA and LOC; Bank of America NA)), Trust Maturity Date 1/1/2059	0.99	2/7/2020	5,500,000	[a,b,c]	5,500,000
Tender Option Bond Trust Receipts (Series 2019-ZF0807), (Georgia Housing & Finance Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 6/1/2026	1.01	2/6/2020	2,370,000	[a,b,c]	2,370,000
				27,870,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 101.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Illinois - 2.5%
Aurora, Revenue Bonds, Refunding (Aurora University) (LOC; BMO Harris Bank NA)	0.94	2/6/2020	3,060,000	[a]	3,060,000
Tender Option Bond Trust Receipts (Series 2015-XM0078), (Illinois Toll Highway Authority, Revenue Bonds (Liquidity Facility; Royal Bank of Canada)), Trust Maturity Date 7/1/2023	1.00	2/6/2020	10,365,000	[a,b,c]	10,365,000
				13,425,000
Indiana - 1.7%
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. A	0.93	2/5/2020	8,850,000	[a]	8,850,000
Kentucky - 3.6%
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (LOC; PNC Bank NA)	0.94	2/5/2020	11,025,000	[a]	11,025,000
Tender Option Bond Trust Receipts (Series 2018-XG0189), (Fayette County School District Finance Corporation, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 11/1/2023	1.01	2/6/2020	7,880,000	[a,b,c]	7,880,000
				18,905,000
Louisiana - 2.6%
Louisiana Public Facilities Authority, Revenue Bonds (Air Products & Chemicals Project) Ser. B	1.02	2/5/2020	3,610,000	[a]	3,610,000
Tender Option Bond Trust Receipts (Series 2018-BAML7002), (Louisiana Public Facilities Authority, Revenue Bonds (Louisiana Children's Medical Center) (LOC; Bank of America NA and SPA; Bank of America NA)), Trust Maturity Date 9/1/2057	0.99	2/7/2020	10,000,000	[a,b,c]	10,000,000
				13,610,000
Maryland - 3.6%
Maryland Economic Development Corp., Revenue Bonds (Blind Industries & Services of Maryland Project) (LOC; Bank of America NA)	0.97	2/6/2020	2,200,000	[a]	2,200,000
Montgomery County, CP, Ser. 10B	1.00	2/27/2020	13,000,000		12,999,134
Tender Option Bond Trust Receipts (Series 2018-XG0213), (Maryland Stadium Authority, Revenue Bonds (Baltimore City Public Schools) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 5/1/2046	1.00	2/7/2020	4,080,000	[a,b,c]	4,080,000
				19,279,134
Massachusetts - 3.4%
Boston Water & Sewer Commission, CP	1.20	3/3/2020	3,160,000		3,160,271
Commonwealth of Massachusetts, RAN, Ser. A	4.00	4/23/2020	15,000,000		15,101,101
				18,261,372
Michigan - 3.7%
Michigan Finance Authority, Revenue Bonds (Trinity Health Corp.) Ser. MI 1	1.16	3/2/2020	4,000,000		4,000,803
Michigan Strategic Fund, Revenue Bonds (The Kroger Company Recovery Zone Facilities Bond Project) (LOC; Bank of Tokyo-Mitsubishi UFJ)	0.98	2/6/2020	4,000,000	[a]	4,000,000
Tender Option Bond Trust Receipts (Series 2018 XF0686), (Michigan Finance Authority, Revenue Bonds (Charter County of Wayne Criminal Justice Center) (Insured; State Aid Withholding) (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2040	0.99	2/6/2020	6,900,000	[a,b,c]	6,900,000
Tender Option Bond Trust Receipts (Series 2018-ZF2716), (Michigan Housing Development Authority, Revenue Bonds (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 10/1/2048	0.98	2/6/2020	4,820,000	[a,b,c]	4,820,000
				19,720,803

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 101.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Minnesota - 1.1%
Rochester, Revenue Bonds (Bella Grove Apartments Project) (LOC; United Fidelity Bank FSB) Ser. B	0.99	2/6/2020	1,200,000	[a]	1,200,000
Rochester, Revenue Bonds (Bella Grove Apartments Project) (LOC; United Fidelity Bank FSB) Ser. C	0.99	2/6/2020	4,800,000	[a]	4,800,000
				6,000,000
Missouri - 5.6%
Missouri Health & Education Facility Authority, CP	1.20	3/3/2020	10,000,000		10,000,858
RBC Municipal Products Inc. Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. C17	0.98	2/6/2020	6,000,000	[a,b]	6,000,000
RBC Municipal Products Inc. Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	1.00	2/6/2020	12,000,000	[a,b]	12,000,000
The St. Louis Industrial Development Authority, Revenue Bonds (Minerva Place Apartments) (Liquidity Agreement; FHLMC)	0.99	2/6/2020	1,430,000	[a]	1,430,000
				29,430,858
Nebraska - 5.1%
Omaha Public Power District, CP	1.00	5/22/2020	9,000,000		8,998,888
Omaha Public Power District, CP	1.00	5/21/2020	8,000,000		7,999,262
Omaha Public Power District, CP, Ser. A	1.19	2/10/2020	10,000,000		10,000,214
				26,998,364
Nevada - 2.2%
Tender Option Bond Trust Receipts (Series 2018-XG0199), (Las Vegas Convention & Visitors Authority, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 1/1/2042	1.02	2/6/2020	4,800,000	[a,b,c]	4,800,000
Tender Option Bond Trust Receipts (Series 2019-XF2806), (Las Vegas Convention and Visitors Authority Convention Center Expansion, Revenue Bonds (Liquidity Agreement; Wells Fargo Bank NA)), Trust Maturity Date 7/1/2049	1.04	2/6/2020	7,000,000	[a,b,c]	7,000,000
				11,800,000
New Hampshire - .9%
New Hampshire Health & Education Facilities Authority, Revenue Bonds (SPA; State Street B&T Co.) Ser. B	1.18	2/3/2020	5,000,000	[a]	5,000,000
New York - 8.9%
Albany Industrial Development Agency, Revenue Bonds (Renaissance Corp of Albany Project) (LOC; M&T Bank)	0.99	2/6/2020	1,825,000	[a]	1,825,000
New York City, GO (Liquidity Agreement; Landesbank Hessen-Thuringen Girozentrale) Ser. A3	1.19	2/3/2020	4,955,000	[a]	4,955,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. B4	1.18	2/3/2020	1,000,000	[a]	1,000,000
New York Power Authority, CP, Ser. 1	0.92	2/12/2020	1,264,000		1,263,954
New York Power Authority, CP, Ser. 2	1.17	2/18/2020	6,000,000		6,000,317
New York State Dormitory Authority, Revenue Bonds, Refunding (LOC; Mizuho Bank Ltd) Ser. B	1.10	2/5/2020	21,000,000	[a]	21,000,000
Port Authority New York & New Jersey, CP, Ser. B	0.95	4/15/2020	1,320,000		1,319,817
Tender Option Bond Trust Receipts (Series 2016-XF0520), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 5/15/2024	1.04	2/6/2020	590,000	[a,b,c]	590,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 101.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 8.9% (continued)
Tender Option Bond Trust Receipts (Series 2018-XF0623), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Liquidity Agreement; TD Bank NA)), Trust Maturity Date 11/15/2042	1.06	2/6/2020	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts (Series 2018-XF0697), (Port Authority of New York & New Jersey, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 9/1/2043	0.96	2/7/2020	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2018-XM0700), (Hudson Yards Infrastructure Corp., Revenue Bonds (Liquidity Agreement; Toronto-Dominion Bank)), Trust Maturity Date 2/15/2039	0.99	2/6/2020	2,000,000	[a,b,c]	2,000,000
				46,954,088
North Carolina - 1.6%
North Carolina, Revenue Bonds, Refunding (Liquidity Agreement; Citibank NA)	0.97	2/6/2020	2,800,000	[a,b]	2,800,000
North Carolina Capital Facilities Finance Agency, Revenue Bonds (NCA&T University Foundation Project) (Insured; Assured Guaranty Corp.) (LOC; PNC Bank NA) Ser. B	0.95	2/6/2020	5,555,000	[a]	5,555,000
				8,355,000
Oklahoma - .4%
Tender Option Bond Trust Receipts (Series 2019-XG0264), (Norman Regional Hospital Authority, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA and LOC; Bank of America NA)), Trust Maturity Date 9/1/2045	1.17	2/7/2020	2,060,000	[a,b,c]	2,060,000
South Carolina - 5.9%
Richland County, BAN, Ser. A	3.00	2/27/2020	1,120,000		1,121,460
Tender Option Bond Trust Receipts (Series 2017-XF2425), (South Carolina Public Service Authority, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC and LOC; Barclays Bank PLC)), Trust Maturity Date 12/1/2054	0.98	2/6/2020	25,105,000	[a,b,c]	25,105,000
Tender Option Bond Trust Receipts (Series 2017-XG0149), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC and LOC; Barclays Bank PLC)), Trust Maturity Date 12/1/2050	0.98	2/6/2020	5,000,000	[a,b,c]	5,000,000
				31,226,460
Tennessee - 4.0%
Sevier County Public Building Authority, Revenue Bonds (Insured; County Guarantee Program) (LOC; Bank of America NA) Ser. B1	1.00	2/5/2020	2,430,000	[a]	2,430,000
Shelby County Health Educational & Housing Facility Board, Revenue Bonds	0.99	2/6/2020	6,815,000	[a]	6,815,000
Tennessee, CP	1.02	5/27/2020	12,000,000		11,998,458
				21,243,458
Texas - 19.5%
Atascosa County Industrial Development Corp., Revenue Bonds, Refunding (San Miguel Electric Cooperative Inc.) (SPA; National Rural Utilities Cooperative Finance Corp.)	1.01	2/6/2020	9,200,000	[a]	9,200,000
Dallas Waterworks And Sewer, CP, Ser. D1	1.20	2/6/2020	10,000,000		10,000,178
Harris County Flood Control District, CP, Ser. H	0.96	3/12/2020	4,320,000		4,319,610
Harris County Texas Metropolitan Transportation Authority, CP, Ser. A1	1.28	4/9/2020	7,900,000		7,900,000
Harris County Texas Metropolitan Transportation Authority, CP, Ser. A3	1.26	3/12/2020	5,000,000		5,000,000

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 101.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 19.5% (continued)
Houston, CP, Ser. E2	1.30	4/22/2020	5,000,000		5,000,500
Lower Colorado River Authority, CP	1.06	4/9/2020	3,098,000		3,097,941
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program) (Liquidity Agreement; Wells Fargo Bank and LOC; Permanent School Fund Guarantee Program)	1.04	2/6/2020	10,040,000	[a]	10,040,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program) (SPA; Wells Fargo NA) Ser. A	1.04	2/6/2020	14,000,000	[a]	14,000,000
San Antonio Water & Sewer, CP, Ser. A1	1.21	2/13/2020	12,000,000		12,000,500
Tender Option Bond Trust Receipts (Series 2015-XF2201), (Texas Water Development Board, Revenue Bonds) (Liquidity Facility; Citibank NA)), Trust Maturity Date 10/15/2023	0.97	2/6/2020	3,100,000	[a,b,c]	3,100,000
Tender Option Bond Trust Receipts (Series 2016-XM0187), (Texas Municipal Gas Acquisition and Supply Corporation III, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)), Trust Maturity Date 12/15/2028	1.00	2/6/2020	3,000,000	[a,b,c]	3,000,000
Texas, GO	1.00	2/5/2020	10,000,000	[a]	10,000,000
Texas, GO, Ser. D	1.00	2/5/2020	6,800,000	[a]	6,800,000
				103,458,729
Utah - 2.8%
Intermountain Power Agency, CP, Ser. B1	1.25	3/11/2020	13,000,000		13,002,397
Tender Option Bond Trust Receipts (Series 2019-XM0732), (Utah County, Revenue Bonds (IHC Health Services, Inc.)), Trust Maturity Date 5/15/2047	0.97	2/6/2020	1,910,000	[a,b,c]	1,910,000
				14,912,397
Virginia - .8%
Tender Option Bond Trust Receipts (Series 2019-ZF0800), (Virginia Housing Development Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 8/1/2025	1.01	2/6/2020	2,280,000	[a,b,c]	2,280,000
Tender Option Bond Trust Receipts (Series 2019-ZF0869), (Virginia Housing Development Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 12/1/2026	1.01	2/6/2020	1,940,000	[a,b,c]	1,940,000
				4,220,000
Washington - 1.2%
Seattle WA Drainage & Wastewater, Revenue Bonds, Refunding	5.00	4/1/2020	1,000,000		1,006,539
Seattle WA Solid Waste, Revenue Bonds, Refunding	5.00	5/1/2020	500,000		504,991
Tender Option Bond Trust Receipts (Series 2019-BAML5008), (Seattle Local Improvement District #6750, Special Assessment Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 12/15/2026	1.11	2/7/2020	1,540,000	[a,b,c]	1,540,000
Washington State Housing Finance Commission, Revenue Bonds (Liquidity Agreement; Federal Home Loan Bank) Ser. B	0.95	2/5/2020	3,200,000	[a]	3,200,000
				6,251,530

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 101.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - .4%
Madison Area Technical College, GO, Ser. C	4.00	3/1/2020	2,000,000	2,004,685
Total Investments (cost $535,782,873)			101.1%	535,791,878
Liabilities, Less Cash and Receivables			(1.1%)	(5,844,705)
Net Assets			100.0%	529,947,173

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities amounted to $202,200,000 or 38.15% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Government Agency	25.3
General	13.6
Medical	11.5
General Obligation	8.9
Development	8.5
Power	7.5
Multifamily Housing	5.8
Education	5.1
School District	4.5
Transportation	4.2
Facilities	1.8
Housing	1.4
Water	1.0
Airport	.8
Pollution	.8
Single Family Housing	.4
101.1

† Based on net assets.
See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EFFE	Effective Federal Funds Rate	EURIBOR	Euro Interbank Offered Rate
FCPR	Farm Credit Prime Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	OBFR	Overnight Bank Funding Rate
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2020

	Dreyfus Cash Management		Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management		Dreyfus Treasury Securities Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	10,470,864,511	††	59,034,640,480	††	4,735,226,768	19,360,869,502	††	31,817,728,749
Cash	-		-		164,053,794	-		-
Interest receivable	18,156,879		71,245,366		4,077,476	14,382,225		37,982,995
Receivable for shares of Beneficial Interest subscribed	2,577,845		63,781,016		125,744	1,488,894		25,003,225
Prepaid expenses	71,143		432,379		112,940	73,638		223,201
	10,491,670,378		59,170,099,241		4,903,596,722	19,376,814,259		31,880,938,170
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	1,126,892		8,379,949		1,062,406	4,038,630		6,934,311
Cash overdraft due to Custodian	7,188,181		49,919,014		-	15,292,331		21,024,377
Payable for shares of Beneficial Interest redeemed	861,431		65,936,395		59,315	527,346		38,715,592
Trustees’ fees and expenses payable	5,732		27,235		2,169	9,069		15,163
Payable for investment securities purchased	-		-		199,628,528	-		997,612,222
Other accrued expenses	127,443		370,140		141,652	250,889		185,428
	9,309,679		124,632,733		200,894,070	20,118,265		1,064,487,093
Net Assets ($)	10,482,360,699		59,045,466,508		4,702,702,652	19,356,695,994		30,816,451,077
Composition of Net Assets ($):
Paid-in capital	10,477,763,260		59,046,319,145		4,702,954,296	19,358,665,094		30,816,819,875
Total distributable earnings (loss)	4,597,439		(852,637)		(251,644)	(1,969,100)		(368,798)
Net Assets ($)	10,482,360,699		59,045,466,508		4,702,702,652	19,356,695,994		30,816,451,077
† Investments at cost ($)	10,467,933,607		59,034,640,480		4,735,226,768	19,360,869,502		31,817,728,749
†† Value of repurchase agreements—Note 1(b) ($)	1,847,000,000		28,845,362,500		-	11,386,947,500		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	10,233,582,377		52,217,125,920		3,245,833,744	14,900,108,733		24,169,620,917
Shares Outstanding	10,228,701,597		52,217,936,543		3,246,026,701	14,901,830,756		24,169,931,417
Net Asset Value Per Share ($)	1.0005		1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	171,214,689		3,230,590,197		428,963,718	1,702,388,239		1,128,928,357
Shares Outstanding	171,131,071		3,230,609,964		428,994,608	1,702,537,622		1,128,962,082
Net Asset Value Per Share ($)	1.0005		1.00		1.00	1.00		1.00
Administrative Shares
Net Assets ($)	77,563,633		2,106,473,013		611,071,823	677,031,745		2,364,298,711
Shares Outstanding	77,524,559		2,106,526,072		611,091,485	677,062,936		2,364,346,334
Net Asset Value Per Share ($)	1.0005		1.00		1.00	1.00		1.00
Participant Shares
Net Assets ($)	-		1,491,277,378		416,833,367	2,077,167,277		3,153,603,092
Shares Outstanding	-		1,491,277,964		416,845,304	2,077,233,780		3,153,580,041
Net Asset Value Per Share ($)	-		1.00		1.00	1.00		1.00

See notes to financial statements.

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	49,848,287	121,102,054	535,791,878
Cash	117,874	2,236,748	390,829
Receivable for investment securities sold	2,000,186	2,010,601	-
Interest receivable	94,608	494,706	1,007,010
Receivable for shares of Beneficial Interest subscribed	-	-	4,191,390
Prepaid expenses	33,038	15,942	33,428
	52,093,993	125,860,051	541,414,535
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	16,909	29,458	120,011
Trustees’ fees and expenses payable	96	195	955
Payable for shares of Beneficial Interest redeemed	-	1,300	2,041
Payable for investment securities purchased	-	-	11,257,953
Other accrued expenses	56,430	53,141	86,402
	73,435	84,094	11,467,362
Net Assets ($)	52,020,558	125,775,957	529,947,173
Composition of Net Assets ($):
Paid-in capital	52,024,866	125,746,057	529,938,168
Total distributable earnings (loss)	(4,308)	29,900	9,005
Net Assets ($)	52,020,558	125,775,957	529,947,173
† Investments at cost ($)	49,848,287	121,102,054	535,782,873
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	6,900,231	91,375,308	496,301,928
Shares Outstanding	6,899,909	91,354,556	496,274,140
Net Asset Value Per Share ($)	1.00	1.00	1.0001
Investor Shares
Net Assets ($)	12,979,162	29,332,428	33,645,245
Shares Outstanding	12,982,315	29,327,016	33,643,392
Net Asset Value Per Share ($)	1.00	1.00	1.0001
Participant Shares
Net Assets ($)	32,141,165	5,068,221	-
Shares Outstanding	32,140,914	5,068,161	-
Net Asset Value Per Share ($)	1.00	1.00	-

See notes to financial statements.

STATEMENTS OF OPERATIONS

Year Ended January 31, 2020

	Dreyfus Cash Management	Dreyfus Government Cash Management	Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management	Dreyfus Treasury Securities Cash Management
Investment Income ($):
Interest Income	267,076,197	1,188,653,557	103,979,923	415,491,411	659,018,945
Expenses:
Management fee—Note 2(a)	22,884,524	110,110,210	9,618,034	38,827,826	62,262,600
Shareholder servicing costs—Note 2(b,c)	635,272	7,539,638	1,715,469	6,218,820	8,959,513
Custodian fees—Note 2(c)	226,158	952,046	89,362	375,126	455,570
Service plan fees—Note 2(b)	141,451	2,550,388	898,189	3,178,634	4,812,454
Registration fees	134,691	597,163	283,352	292,792	330,330
Trustees’ fees and expenses—Note 2(d)	96,601	466,091	40,059	159,160	242,950
Professional fees	87,543	109,434	95,859	96,770	97,444
Prospectus and shareholders’ reports	21,150	303,156	103,919	42,108	100,848
Chief Compliance Officer fees—Note 2(c)	12,210	12,210	12,210	12,210	12,210
Administration service fee—Note 2(b)	-	895,607	375,757	1,706,551	2,772,655
Miscellaneous	206,352	572,372	151,263	277,396	366,231
Total Expenses	24,445,952	124,108,315	13,383,473	51,187,393	80,412,805
Less—reduction in expenses due to undertakings—Note 2(a)	(11,183,323)	(26,620,826)	-	(6,174,183)	(4,885,412)
Net Expenses	13,262,629	97,487,489	13,383,473	45,013,210	75,527,393
Investment Income—Net	253,813,568	1,091,166,068	90,596,450	370,478,201	583,491,552
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	316,528	570,966	173,440	53,327	794,543
Net change in unrealized appreciation (depreciation) on investments	1,755,567	-	-	-	-
Net Realized and Unrealized Gain (Loss) on Investments	2,072,095	570,966	173,440	53,327	794,543
Net Increase in Net Assets Resulting from Operations	255,885,663	1,091,737,034	90,769,890	370,531,528	584,286,095

See notes to financial statements.

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management
Investment Income ($):
Interest Income	894,454	1,876,986	8,739,544
Expenses:
Management fee—Note 2(a)	119,235	252,494	1,186,275
Shareholder servicing costs—Note 2(b,c)	90,358	63,240	185,940
Professional fees	88,191	97,419	84,258
Registration fees	72,894	36,057	54,024
Service plan fees—Note 2(b)	50,055	22,276	29,877
Chief Compliance Officer fees—Note 2(c)	12,210	12,210	12,210
Administration service fee—Note 2(b)	10,743	1,792	-
Custodian fees—Note 2(c)	9,382	13,062	13,150
Prospectus and shareholders’ reports	5,871	4,124	6,226
Trustees’ fees and expenses—Note 2(d)	457	969	4,747
Miscellaneous	10,075	4,360	31,979
Total Expenses	469,471	508,003	1,608,686
Less—reduction in expenses due to undertakings—Note 2(a)	(77,277)	-	(357,437)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(2,377)	-	-
Less—reduction in fees due to earnings credits—Note 2(c)	(1,986)	(9,448)	(6,302)
Net Expenses	387,831	498,555	1,244,947
Investment Income—Net	506,623	1,378,431	7,494,597
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	(1,040)	53,812	12,830
Net change in unrealized appreciation (depreciation) on investments	-	-	9,599
Net Realized and Unrealized Gain (Loss) on Investments	(1,040)	53,812	22,429
Net Increase in Net Assets Resulting from Operations	505,583	1,432,243	7,517,026

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Cash Management		Dreyfus Government Cash Management
	Year Ended January 31,		Year Ended January 31,
	2020	2019	2020	2019
Operations ($):
Investment income—net	253,813,568	167,837,189	1,091,166,068	1,104,498,393
Net realized gain (loss) on investments	316,528	107,289	570,966	(497,985)
Net change in unrealized appreciation (depreciation) on investments	1,755,567	1,237,153	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	255,885,663	169,181,631	1,091,737,034	1,104,000,408
Distributions ($):
Distributions to shareholders:
Institutional Shares	(248,357,315)	(162,397,625)	(1,007,561,093)	(1,036,421,017)
Investor Shares	(2,961,043)	(2,190,994)	(40,324,436)	(39,782,944)
Administrative Shares	(2,044,895)	(2,466,431)	(34,941,528)	(26,950,486)
Participant Shares	-	-	(8,339,011)	(1,343,946)
Total Distributions	(253,363,253)	(167,055,050)	(1,091,166,068)	(1,104,498,393)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	74,566,435,660	61,227,511,271	347,423,261,116	398,512,169,809
Investor Shares	805,154,794	621,264,506	12,480,991,386	10,708,105,850
Administrative Shares	602,659,813	668,051,950	9,327,154,942	9,524,338,593
Participant Shares	-	-	5,393,321,055	590,553,953
Distributions reinvested:
Institutional Shares	95,334,921	50,495,655	216,135,498	256,922,857
Investor Shares	485,636	356,226	25,632,235	23,176,530
Administrative Shares	189,408	185,682	28,055,309	23,135,782
Participant Shares	-	-	5,912,936	195,505
Cost of shares redeemed:
Institutional Shares	(73,957,321,143)	(58,638,216,145)	(347,382,233,261)	(408,726,693,020)
Investor Shares	(735,629,453)	(644,650,541)	(12,003,147,075)	(10,420,622,615)
Administrative Shares	(630,197,827)	(652,015,583)	(9,036,360,733)	(9,309,880,884)
Participant Shares	-	-	(4,000,921,296)	(588,494,165)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	747,111,809	2,632,983,021	2,477,802,112	(9,407,091,805)
Total Increase (Decrease) in Net Assets	749,634,219	2,635,109,602	2,478,373,078	(9,407,589,790)
Net Assets ($):
Beginning of Period	9,732,726,480	7,097,616,878	56,567,093,430	65,974,683,220
End of Period	10,482,360,699	9,732,726,480	59,045,466,508	56,567,093,430
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	74,541,918,965	61,224,714,601	-	-
Shares issued for distributions reinvested	95,303,704	50,491,118	-	-
Shares redeemed	(73,933,077,546)	(58,635,908,871)	-	-
Net Increase (Decrease) in Shares Outstanding	704,145,123	2,639,296,848	-	-
Investor Shares
Shares sold	804,872,925	621,235,163	-	-
Shares issued for distributions reinvested	485,253	356,205	-	-
Shares redeemed	(735,368,864)	(644,622,198)	-	-
Net Increase (Decrease) in Shares Outstanding	69,989,314	(23,030,830)	-	-
Administrative Shares
Shares sold	602,463,180	667,990,488	-	-
Shares issued for distributions reinvested	189,345	185,666	-	-
Shares redeemed	(629,991,771)	(651,959,952)	-	-
Net Increase (Decrease) in Shares Outstanding	(27,339,246)	16,216,202	-	-

See notes to financial statements.

	Dreyfus Government Securities Cash Management		Dreyfus Treasury Obligations Cash Management
	Year Ended January 31,		Year Ended January 31,
	2020	2019	2020	2019
Operations ($):
Investment income—net	90,596,450	80,442,180	370,478,201	369,841,558
Net realized gain (loss) on investments	173,440	(212,832)	53,327	(540,755)
Net Increase (Decrease) in Net Assets Resulting from Operations	90,769,890	80,229,348	370,531,528	369,300,803
Distributions ($):
Distributions to shareholders:
Institutional Shares	(69,554,342)	(62,948,218)	(307,330,279)	(317,246,523)
Investor Shares	(7,127,634)	(6,706,848)	(26,457,890)	(29,085,617)
Administrative Shares	(8,741,755)	(6,848,231)	(12,962,741)	(8,798,518)
Participant Shares	(5,172,719)	(3,938,883)	(23,727,291)	(14,710,900)
Total Distributions	(90,596,450)	(80,442,180)	(370,478,201)	(369,841,558)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	8,716,932,637	10,206,573,024	80,440,238,165	85,642,846,260
Investor Shares	1,008,785,739	858,329,352	5,065,146,023	5,648,509,272
Administrative Shares	2,340,864,782	2,173,774,660	1,936,272,022	1,829,682,744
Participant Shares	1,795,586,100	1,540,702,436	7,940,172,352	6,189,663,639
Distributions reinvested:
Institutional Shares	13,162,535	13,578,760	48,478,226	86,161,297
Investor Shares	5,565,689	5,684,907	6,672,277	9,058,662
Administrative Shares	8,087,197	6,119,677	8,373,989	5,378,990
Participant Shares	4,941,721	3,711,633	19,020,575	11,202,804
Cost of shares redeemed:
Institutional Shares	(9,626,502,482)	(9,842,618,790)	(80,902,805,767)	(87,530,947,345)
Investor Shares	(1,029,343,079)	(866,985,030)	(5,194,170,631)	(5,938,144,606)
Administrative Shares	(2,125,025,918)	(2,242,247,903)	(1,971,948,709)	(1,572,488,179)
Participant Shares	(1,672,945,581)	(1,567,178,898)	(7,052,273,727)	(6,021,259,143)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(559,890,660)	289,443,828	343,174,795	(1,640,335,605)
Total Increase (Decrease) in Net Assets	(559,717,220)	289,230,996	343,228,122	(1,640,876,360)
Net Assets ($):
Beginning of Period	5,262,419,872	4,973,188,876	19,013,467,872	20,654,344,232
End of Period	4,702,702,652	5,262,419,872	19,356,695,994	19,013,467,872

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Treasury Securities Cash Management		Dreyfus AMT-Free Municipal Cash Management Plus
	Year Ended January 31,		Year Ended January 31,
	2020	2019	2020	[a]	2019
Operations ($):
Investment income—net	583,491,552	548,510,754	506,623		987,114
Net realized gain (loss) on investments	794,543	(913,998)	(1,040)		(3,268)
Net Increase (Decrease) in Net Assets Resulting from Operations	584,286,095	547,596,756	505,583		983,846
Distributions ($):
Distributions to shareholders:
Institutional Shares	(475,341,429)	(452,604,061)	(71,184)		(126,678)
Investor Shares	(27,680,008)	(27,773,761)	(401,410)		(860,436)
Administrative Shares	(43,970,661)	(41,737,064)	-		-
Participant Shares	(36,499,454)	(26,395,868)	(34,029)		-
Total Distributions	(583,491,552)	(548,510,754)	(506,623)		(987,114)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	73,093,178,883	79,901,888,738	28,690,198		36,594,555
Investor Shares	4,663,170,330	3,878,773,585	95,598,474		110,539,906
Administrative Shares	13,011,591,712	12,563,189,177	-		-
Participant Shares	15,201,865,396	9,239,689,380	37,323,131		-
Distributions reinvested:
Institutional Shares	113,228,988	112,518,949	71,042		125,094
Investor Shares	17,648,035	20,859,678	391,513		852,826
Administrative Shares	40,378,440	37,712,684	-		-
Participant Shares	28,574,754	20,141,672	33,794		-
Cost of shares redeemed:
Institutional Shares	(72,543,072,439)	(83,874,048,561)	(30,810,092)		(38,789,281)
Investor Shares	(5,298,143,832)	(4,258,111,202)	(141,888,485)		(267,444,353)
Administrative Shares	(13,141,781,549)	(12,741,051,741)	-		-
Participant Shares	(14,129,690,394)	(9,386,668,575)	(5,216,011)		-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,056,948,324	(4,485,106,216)	(15,806,436)		(158,121,253)
Total Increase (Decrease) in Net Assets	1,057,742,867	(4,486,020,214)	(15,807,476)		(158,124,521)
Net Assets ($):
Beginning of Period	29,758,708,210	34,244,728,424	67,828,034		225,952,555
End of Period	30,816,451,077	29,758,708,210	52,020,558		67,828,034

[a]On May 31, 2019, Dreyfus AMT-Free Municipal Cash Management Plus commenced offering Participant shares.
See notes to financial statements.

	Dreyfus AMT-Free New York Municipal Cash Management			Dreyfus AMT-Free Tax Exempt Cash Management
	Year Ended January 31,			Year Ended January 31,
	2020	[a]	2019	2020	2019
Operations ($):
Investment income—net	1,378,431		1,602,436	7,494,597	7,082,287
Net realized gain (loss) on investments	53,812		8,933	12,830	4,053
Net change in unrealized appreciation (depreciation) on investments	-		-	9,599	(8,296)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,432,243		1,611,369	7,517,026	7,078,044
Distributions ($):
Distributions to shareholders:
Institutional Shares	(1,154,341)		(1,125,047)	(7,132,386)	(6,721,679)
Investor Shares	(241,490)		(485,622)	(362,211)	(364,661)
Participant Shares	(6,512)		-	-	-
Total Distributions	(1,402,343)		(1,610,669)	(7,494,597)	(7,086,340)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	208,382,493		240,443,030	3,776,635,192	4,899,547,384
Investor Shares	70,271,523		69,233,750	370,106	6,828,733
Participant Shares	8,450,869		-	-	-
Distributions reinvested:
Institutional Shares	582,027		544,974	2,389,655	1,991,561
Investor Shares	230,823		468,585	7,754	10,126
Participant Shares	6,341		-	-	-
Cost of shares redeemed:
Institutional Shares	(216,926,756)		(233,865,780)	(3,904,408,767)	(4,887,703,962)
Investor Shares	(72,212,686)		(118,029,774)	(3,001,546)	(7,707,629)
Participant Shares	(3,389,049)		-	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(4,604,415)		(41,205,215)	(128,007,606)	12,966,213
Total Increase (Decrease) in Net Assets	(4,574,515)		(41,204,515)	(127,985,177)	12,957,917
Net Assets ($):
Beginning of Period	130,350,472		171,554,987	657,932,350	644,974,433
End of Period	125,775,957		130,350,472	529,947,173	657,932,350
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	-		-	3,776,513,070	4,899,563,284
Shares issued for distributions reinvested	-		-	2,389,583	1,991,579
Shares redeemed	-		-	(3,904,298,804)	(4,887,725,400)
Net Increase (Decrease) in Shares Outstanding	-		-	(125,396,151)	13,829,463
Investor Shares
Shares sold	-		-	370,096	6,828,733
Shares issued for distributions reinvested	-		-	7,754	10,126
Shares redeemed	-		-	(3,001,630)	(7,707,629)
Net Increase (Decrease) in Shares Outstanding	-		-	(2,623,780)	(868,770)

[a]On May 31, 2019, Dreyfus AMT-Free New York Municipal Cash Management commenced offering Participant shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

	Per Share Data ($)									Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Cash Management
Institutional Shares
Year Ended January 31,
2020	1.0002	.0229	[a]	(.0005)[b]	(.0221)		1.0005	2.27		.21	.11	2.22		10,233,582
2019	.9999	.0216	[a]	(.0003)	(.0210)		1.0002	2.15		.21	.09	2.13		9,526,673
2018	1.0002	.0114	[a]	(.0003)	(.0114)		.9999	1.11		.25	.12	1.20		6,884,805
2017[c]	1.00	.0036	[a]	.0002	(.0036)		1.0002	.38		.22	.22	.31		2,925,514
2016	1.00	.001		-	(.001)		1.00	.07		.21	.20	.07		20,312,768
Investor Shares
Year Ended January 31,
2020	1.0002	.0196	[a]	.0004	(.0197)		1.0005	2.01		.46	.36	1.91		171,215
2019	1.0000	.0188	[a]	(.0001)	(.0185)		1.0002	1.88		.46	.34	1.80		101,165
2018	1.0002	.0089	[a]	(.0002)	(.0089)		1.0000	.87		.50	.39	.88		124,166
2017[c]	1.00	.0012	[a]	.0002	(.0012)		1.0002	.15		.47	.46	.06		131,245
2016	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.46	.26	.00	[e]	1,577,869
Administrative Shares
Year Ended January 31,
2020	1.0002	.0225	[a]	(.0010)[b]	(.0212)		1.0005	2.17		.31	.21	2.15		77,564
2019	1.0000	.0225	[a]	(.0023)	(.0200)		1.0002	2.04		.31	.19	2.03		104,888
2018	1.0002	.0104	[a]	(.0002)	(.0104)		1.0000	1.03		.35	.24	1.02		88,645
2017[c]	1.00	.0027	[a]	.0002	(.0027)		1.0002	.29		.32	.32	.20		109,801
2016	1.00	.000	[d]	-	(.000)	[d]	1.00	.02		.31	.25	.02		2,034,366

a        Based on average shares outstanding.
b  In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
c Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.
d Amount represents less than $.001 per share.
e Amount represents less than .01%.
See notes to financial statements.

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus Government Cash Management
Institutional Shares
Year Ended January 31,
2020	1.00	.020		(.020)		1.00	2.02	.21	.16	2.00	52,217,126
2019	1.00	.018		(.018)		1.00	1.82	.21	.17	1.79	51,959,429
2018	1.00	.009		(.009)		1.00	.85	.21	.16	.87	61,917,499
2017	1.00	.003		(.003)		1.00	.27	.22	.15	.30	49,219,152
2016	1.00	.000	[a]	(.000)	[a]	1.00	.03	.21	.12	.03	16,493,855
Investor Shares
Year Ended January 31,
2020	1.00	.018		(.018)		1.00	1.77	.46	.41	1.76	3,230,590
2019	1.00	.016		(.016)		1.00	1.57	.46	.42	1.58	2,727,098
2018	1.00	.006		(.006)		1.00	.60	.46	.42	.62	2,416,450
2017	1.00	.000	[a]	(.000)	[a]	1.00	.04	.46	.38	.05	1,683,826
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.13	.01	1,535,017
Administrative Shares
Year Ended January 31,
2020	1.00	.019		(.019)		1.00	1.92	.31	.26	1.88	2,106,473
2019	1.00	.017		(.017)		1.00	1.72	.31	.27	1.70	1,787,604
2018	1.00	.007		(.007)		1.00	.75	.31	.26	.70	1,550,026
2017	1.00	.002		(.002)		1.00	.16	.31	.25	.21	3,367,764
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.13	.01	1,892,123
Participant Shares
Year Ended January 31,
2020	1.00	.016		(.016)		1.00	1.62	.62	.57	1.32	1,491,277
2019	1.00	.014		(.014)		1.00	1.41	.61	.57	1.41	92,963
2018	1.00	.004		(.004)		1.00	.45	.61	.56	.43	90,708
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02	.61	.43	.02	97,423
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.62	.12	.01	48,876

a Amount represents less than $.001 per share.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Securities Cash Management
Institutional Shares
Year Ended January 31,
2020	1.00	.019		(.019)		1.00	1.94		.22	.22	1.96		3,245,834
2019	1.00	.018		(.018)		1.00	1.78		.22	.21	1.76		4,142,111
2018	1.00	.008		(.008)		1.00	.80		.22	.19	.79		3,764,742
2017	1.00	.002		(.002)		1.00	.22		.22	.18	.22		3,766,664
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.22	.10	.01		2,282,377
Investor Shares
Year Ended January 31,
2020	1.00	.017		(.017)		1.00	1.69		.47	.47	1.68		428,964
2019	1.00	.015		(.015)		1.00	1.52		.47	.46	1.52		443,941
2018	1.00	.005		(.005)		1.00	.54		.47	.44	.57		446,933
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02		.47	.38	.02		347,191
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.11	.00	[b]	580,124
Administrative Shares
Year Ended January 31,
2020	1.00	.018		(.018)		1.00	1.85		.32	.32	1.79		611,072
2019	1.00	.017		(.017)		1.00	1.68		.32	.31	1.68		387,132
2018	1.00	.007		(.007)		1.00	.69		.32	.29	.70		449,501
2017	1.00	.001		(.001)		1.00	.10		.32	.30	.10		392,889
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.33	.12	.00	[b]	646,418
Participant Shares
Year Ended January 31,
2020	1.00	.015		(.015)		1.00	1.54		.62	.62	1.48		416,833
2019	1.00	.014		(.014)		1.00	1.37		.62	.61	1.37		289,236
2018	1.00	.004		(.004)		1.00	.39		.62	.59	.39		312,013
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01		.62	.39	.01		335,698
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.62	.11	.00	[b]	297,958

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
See notes to financial statements.

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Obligations Cash Management
Institutional Shares
Year Ended January 31,
2020	1.00	.020		(.020)		1.00	1.99	.21	.18	1.97	14,900,109
2019	1.00	.018		(.018)		1.00	1.82	.21	.18	1.83	15,314,155
2018	1.00	.008		(.008)		1.00	.82	.21	.20	.83	17,116,541
2017	1.00	.002		(.002)		1.00	.22	.21	.18	.23	16,853,981
2016	1.00	.000	[a]	(.000)	[a]	1.00	.02	.21	.10	.02	16,300,313
Investor Shares
Year Ended January 31,
2020	1.00	.017		(.017)		1.00	1.73	.46	.43	1.71	1,702,388
2019	1.00	.016		(.016)		1.00	1.57	.46	.43	1.55	1,824,737
2018	1.00	.006		(.006)		1.00	.56	.46	.45	.57	2,105,370
2017	1.00	.000	[a]	(.000)	[a]	1.00	.03	.46	.37	.02	1,754,491
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.11	.01	2,404,304
Administrative Shares
Year Ended January 31,
2020	1.00	.019		(.019)		1.00	1.89	.31	.28	1.86	677,032
2019	1.00	.017		(.017)		1.00	1.72	.31	.28	1.75	704,333
2018	1.00	.007		(.007)		1.00	.72	.31	.30	.74	441,771
2017	1.00	.001		(.001)		1.00	.12	.31	.29	.12	278,799
2016	1.00	000	[a]	(.000)	[a]	1.00	.01	.31	.10	.01	365,175
Participant Shares
Year Ended January 31,
2020	1.00	.016		(.016)		1.00	1.58	.61	.58	1.52	2,077,167
2019	1.00	.014		(.014)		1.00	1.42	.61	.58	1.41	1,170,243
2018	1.00	.004		(.004)		1.00	.41	.61	.60	.36	990,662
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.41	.01	1,257,301
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.11	.01	595,242

a Amount represents less than $.001 per share.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Securities Cash Management
Institutional Shares
Year Ended January 31,
2020	1.00	.019		(.019)		1.00	1.96		.21	.19	1.93		24,169,621
2019	1.00	.018		(.018)		1.00	1.78		.21	.20	1.75		23,505,647
2018	1.00	.008		(.008)		1.00	.79		.21	.18	.77		27,366,026
2017	1.00	.002		(.002)		1.00	.19		.21	.18	.19		27,660,470
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.21	.06	.01		30,851,896
Investor Shares
Year Ended January 31,
2020	1.00	.017		(.017)		1.00	1.70		.46	.44	1.74		1,128,928
2019	1.00	.015		(.015)		1.00	1.53		.46	.45	1.51		1,746,213
2018	1.00	.005		(.005)		1.00	.53		.46	.43	.54		2,104,742
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02		.46	.34	.02		2,099,312
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.07	.00	[b]	4,346,185
Administrative Shares
Year Ended January 31,
2020	1.00	.018		(.018)		1.00	1.86		.31	.29	1.84		2,364,299
2019	1.00	.017		(.017)		1.00	1.68		.31	.30	1.67		2,454,059
2018	1.00	.007		(.007)		1.00	.68		.31	.28	.68		2,594,277
2017	1.00	.001		(.001)		1.00	.09		.31	.29	.10		2,450,740
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.07	.00	[b]	705,722
Participant Shares
Year Ended January 31,
2020	1.00	.015		(.015)		1.00	1.55		.61	.59	1.47		3,153,603
2019	1.00	.014		(.014)		1.00	1.38		.61	.60	1.36		2,052,791
2018	1.00	.004		(.004)		1.00	.39		.61	.58	.39		2,179,683
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01		.61	.36	.01		2,073,661
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.06	.00	[b]	3,234,511

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
See notes to financial statements.

	Per Share Data ($)										Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Tax return of capital	Total Distributions	Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Municipal Cash Management Plus
Institutional Shares
Year Ended January 31,
2020	1.00	.010		(.010)		-	(.010)	1.00	1.04		.58		.44		1.05		6,900
2019	1.00	.011		(.011)		-	(.011)	1.00	1.13		.45		.30		1.16		8,949
2018	1.00	.007		(.007)		-	(.007)	1.00	.67		.44		.32		.75		11,018
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.58		.41		.28		.04		3,145
2016	1.00	.000	[a]	(.000)	[a]	-	(.000)[a]	1.00	.01		.30		.10		.00	[b]	107,204
Investor Shares
Year Ended January 31,
2020	1.00	.008		(.008)		-	(.008)	1.00	.80		.78		.68		.88		12,979
2019	1.00	.009		(.009)		-	(.009)	1.00	.89		.65		.55		.87		58,879
2018	1.00	.004		(.004)		-	(.004)	1.00	.44		.59		.49		.45		214,934
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.52		.64		.45		.08		174,214
2016	1.00	.000	[a]	(.000)	[a]	-	(.000)[a]	1.00	.01		.54		.10		.00	[b]	101,477
Participant Shares[c]
Year Ended January 31,
2020	1.00	.005		(.005)		-	(.005)	1.00	.46	[d]	1.05	[e]	.70	[e]	.47	[e]	32,141

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c From May 31, 2019 (commencement of initial offering) to January 31, 2020.
d Not annualized.
e Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income	Dividends from net realized gain on investments	Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free New York Municipal Cash Management
Institutional Shares
Year Ended January 31,
2020	1.00	.011		(.011)	(.000)[a]	1.00	1.17		.35		.34		1.15		91,375
2019	1.00	.012		(.012)	-	1.00	1.17		.33		.33		1.16		99,314
2018	1.00	.006		(.006)	-	1.00	.60		.34		.34		.61		92,193
2017	1.00	.002		(.002)	-	1.00	.21		.29		.25		.16		85,203
2016	1.00	.000	[a]	(.000)[a]	-	1.00	.00	[b]	.28		.10		.00	[b]	184,514
Investor Shares
Year Ended January 31,
2020	1.00	.009		(.009)	(.000)[a]	1.00	.93		.59		.58		.90		29,332
2019	1.00	.009		(.009)	-	1.00	.92		.57		.57		.89		31,036
2018	1.00	.004		(.004)	-	1.00	.36		.57		.57		.34		79,362
2017	1.00	.001		(.001)	-	1.00	.06		.54		.41		.05		121,343
2016	1.00	.000	[a]	(.000)[a]	-	1.00	.00	[b]	.51		.11		.00	[b]	213,259
Participant Shares[c]
Year Ended January 31,
2020	1.00	.004		(.004)	(.000)[a]	1.00	.43	[d]	.79	[e]	.79	[e]	.49	[e]	5,068

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c From May 31, 2019 (commencement of initial offering) to January 31, 2020.
d Not annualized.
e Annualized.
See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Tax Exempt Cash Management
Institutional Shares
Year Ended January 31,
2020	1.0000	.0133	[a]	(.0005)[b]	(.0127)		1.0001	1.29	.26	.20	1.28		496,302
2019	1.0000	.0122	[a]	.0003	(.0125)		1.0000	1.25	.27	.21	1.23		621,665
2018	1.0000	.0066	[a]	.0000[c]	(.0066)		1.0000	.66	.26	.26	.65		607,839
2017[d]	1.00	.0026	[a]	.0000[c]	(.0026)		1.0000	.26	.24	.21	.21		603,783
2016	1.00	.000	[e]	-	(.000)	[e]	1.00	.01	.23	.08	.00	[f]	1,555,860
Investor Shares
Year Ended January 31,
2020	1.0000	.0103	[a]	(.0000)[b,c]	(.0102)		1.0001	1.04	.49	.45	1.03		33,645
2019	1.0000	.0100	[a]	.0000[c]	(.0100)		1.0000	1.00	50.46		1.00		36,267
2018	1.0000	.0042	[a]	.0000[c]	(.0042)		1.0000	.42	.50	.50	.42		37,136
2017[d]	1.00	.0008	[a]	.0000[c]	(.0008)		1.0000	.08	.48	.34	.04		40,717
2016	1.00	.000	[e]	-	(.000)	[e]	1.00	.01	.47	.08	.00	[f]	287,319

a    Based on average shares outstanding.
b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
c Amount represents less than $.0001 per share.

d Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.
e Amount represents less than $.001 per share.
f Amount represents less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management are diversified funds. Dreyfus AMT-Free New York Municipal Cash Management is non-diversified. Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus AMT-Free Tax Exempt Cash Management is sole series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management seek to provide income exempt from federal income taxes and the federal alternative minimum tax. Dreyfus AMT-Free New York Municipal Cash Management seeks to provide income exempt from federal, New York state and New York city income taxes and the federal alternative minimum tax. Each fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), each fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

The funds’ Board of Trustees (the “Board”) approved, effective July 1, 2019, a change in the fund’s name from “Dreyfus Treasury & Agency Cash Management” to “Dreyfus Treasury Obligations Cash Management”.

On May 31, 2019, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management each commenced offering Participant shares.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. As of January 31, 2020, each fund offered Institutional Shares, Investor Shares, Administrative Shares and Participant Shares, with the following exceptions: Dreyfus Cash Management did not offer Participant Shares; Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management did not offer Administrative Shares; and Dreyfus AMT-Free Tax Exempt Cash Management did not offer Administrative and Participant Shares. Effective May 31, 2019, each share class of the funds, except Institutional Shares, became subject to a Shareholder Services Plan, and the Participant Shares of the funds became subject to an Administrative Services Plan (the “Plans”). The Plans replaced the Service Plan adopted pursuant to Rule 12b-1 under the Act which had been in place for each share class of the funds, except Institutional Shares, prior to May 31, 2019. The aggregate fees paid by each fund pursuant to the Plans will continue to be the same as the fees that were payable under the prior Service Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management each operate as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management each operate as a “government money market fund” as that term is defined in Rule 2a-7 under the Act (a “Government Fund”). It is the policy of each Government Fund and Retail Fund to maintain a constant NAV of $1.00 per share, and each Government Fund and Retail Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that a Government Fund or Retail Fund will be able to maintain a constant NAV of $1.00 per share.

Dreyfus Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management each operate as an “institutional prime fund” as that term is defined in Rule 2a-7 under the Act (an “Institutional Fund”).

Each Retail Fund and Institutional Fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors. Government Funds are not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Funds’ weekly liquid assets.

As of January 31, 2020, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,000 Participant shares of Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Managment of the fund.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Retail and Government Funds: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Board.

Institutional Funds: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of

NOTES TO FINANCIAL STATEMENTS (continued)

the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2020, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dreyfus AMT-Free New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury Obligations Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and each fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. Each fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(d) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended January 31, 2020, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended January 31, 2020, the funds did not incur any interest or penalties.

Each tax year in the four-year period ended January 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At January 31, 2020, the components of accumulated earnings on a tax basis for each fund were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2020.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended January 31, 2020 and January 31, 2019.

During the period ended January 31, 2020, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the Dreyfus AMT-Free Tax Exempt Cash Management decreased total distributable earnings (loss) by $12,830 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At January 31, 2020, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 1—Capital Loss Carryover
Short-Term Losses($)†
Dreyfus Government Cash Management	852,637
Dreyfus Government Securities Cash Management	251,644
Dreyfus Treasury Obligations Cash Management	1,969,100
Dreyfus Treasury Securities Cash Management	368,798
Dreyfus AMT-Free Municipal Cash Management Plus	4,308

† Short-term capital losses can be carried forward for an unlimited period.

Table 2—Tax Character of Distributions Paid
	2020			2019
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
Dreyfus Cash Management	-	253,363,253	-	-	167,055,050	-
Dreyfus Government Cash Management	-	1,091,166,068	-	-	1,104,498,393	-
Dreyfus Government Securities Cash Management	-	90,596,450	-	-	80,442,180	-
Dreyfus Treasury Obligations Cash Management	-	370,478,201	-	-	369,841,558	-
Dreyfus Treasury Securities Cash Management	-	583,491,552	-	-	548,510,754	-
Dreyfus AMT-Free Municipal Cash Management Plus	506,623	-	-	987,114	-	-
Dreyfus AMT-Free New York Municipal Cash Management	1,378,431	-	23,912	1,602,436	-	8,233
Dreyfus AMT-Free Tax Exempt Cash Management	7,494,597	-	-	7,082,287	4,053	-

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased

NOTES TO FINANCIAL STATEMENTS (continued)

Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended January 31, 2020.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements (the “Agreements”) with the Adviser, the management fee of each fund is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. For Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management, the Agreements provide that if in any full fiscal year the aggregate expenses, (excluding taxes, brokerage fees and extraordinary expenses) exceed 1.5% of the value of each relevant fund’s average daily net assets, the Adviser will reimburse the relevant fund, or bear any excess expense over 1.5%. During the period ended January 31, 2020, there were no reimbursements pursuant to the Agreements.

For certain funds, the Adviser agreed to waive receipt of its fees or limit the fund’s direct expenses during period ended January 31, 2020, as described below. To the extent that it is necessary for the Adviser to waive receipt of its management fee (or reimburse the fund’s common expenses) for any share class, the amount of the waiver or reimbursement will be applied equally to each share class of the fund in order to facilitate a daily yield at or above a certain level which may change from time to time. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time. For Dreyfus AMT-Free Municipal Cash Management Plus, the Adviser agreed to waive receipt of its fee and/or assume the fund’s expenses to the extent necessary to reduce the direct expenses of all classes of the fund. For Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management, the Adviser agreed to waive receipt of its fee and/or assume the fund’s expenses to the extent necessary to reduce the direct expenses of the fund’s Institutional shares. Table 3 summarizes the reduction in expenses for each relevant fund, pursuant to these undertakings, during the period ended January 31, 2020.

Table 3—Fee Waivers ($)

Dreyfus Cash Management	11,183,323
Dreyfus Government Cash Management	26,620,826
Dreyfus Treasury Obligations Cash Management	6,174,183
Dreyfus Treasury Securities Cash Management	4,885,412
Dreyfus AMT-Free Municipal Cash Management Plus	77,277
Dreyfus AMT-Free Tax Exempt Cash Management	357,437

(b) Under each fund’s Shareholder Services Plan, with respect to each fund’s applicable Investor Shares, Administrative Shares and Participant Shares, each fund pays the Distributor for advertising, marketing and for providing certain services relating to shareholders of the respective class of shares. Investor Shares, Administrative Shares and Participant Shares pay the Distributor at annual rates of .25%, .10% and .25%, respectively, of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the funds and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan as to each class, the Distributor may make payments to Service Agents with respect to these services. Generally, the Service Agent may provide holders of Investor Shares, Administrative Shares and Participant Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor Shares and/or Participant Shares automated teller check writing privileges and, in the case of Participant Shares, automated teller machine access and bill paying services. The amount paid under the Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. Additionally, with respect to each fund’s applicable Participant Shares, each fund will pay the Distributor for the provision of certain types of recordkeeping and other related services pursuant to the Administrative Services Plan. Participant Shares pay the Distributor at an annual rate of .15% of the value of the applicable Participant Shares class’ average daily net assets. Neither the Shareholder Services Plan nor the Administrative Services Plan provides for payments related to the distribution of fund shares. Under the Plans, as to each class, the Distributor would be able to pay financial intermediaries from the fees it receives from the Plans for the provision of the respective services by the intermediaries to their clients who are beneficial owners of fund shares. Table 4 summarizes the amount each fund was charged pursuant to the Shareholder Services Plan and Administrative Shareholder Services Plan during the period ended January 31, 2020.

Prior to May 31, 2019, each fund was subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act (the “Service Plan”), which was in place for each share class of the funds except Institutional Shares. Under the Service Plan, each fund paid the Distributor for distributing such classes of shares, for advertising and marketing, and for providing certain services relating to shareholders of the respective classes of shares. Investor Shares, Administrative Shares and Participant Shares paid the Distributor at annual rates of .25%, .10% and .40%, respectively, of the value of the applicable share class’ average daily net assets. Table 5 summarizes the amount each fund was charged pursuant to the Service Plan prior to May 31, 2019 and under the Plans effective as of that date.

Table 4—Shareholder Services Plan Fees & Administrative Services Plan Fees

	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)
Dreyfus Cash Management
Shareholder Service Plan fees	283,323	59,444	-
Dreyfus Government Cash Management
Shareholder Service Plan fees	3,868,036	1,306,642	1,492,678
Administrative Service Plan fees	-	-	895,607
Dreyfus Government Securities Cash Management
Shareholder Service Plan fees	690,058	351,475	626,262
Administrative Service Plan fees	-	-	375,757
Dreyfus Treasury Obligations Cash Management
Shareholder Service Plan fees	2,612,237	472,266	2,844,251
Administrative Service Plan fees	-	-	1,706,551
Dreyfus Treasury Securities Cash Management
Shareholder Service Plan fees	2,467,499	1,618,099	4,621,092
Administrative Service Plan fees	-	-	2,772,655
Dreyfus AMT-Free Municipal Cash Management Plus
Shareholder Service Plan fees	64,052	-	17,905
Administrative Service Plan fees	-	-	10,743
Dreyfus AMT-Free New York Municipal Cash Management
Shareholder Service Plan fees	43,532	-	2,987
Administrative Service Plan fees	-	-	1,792
Dreyfus AMT-Free Tax Exempt Cash Management
Shareholder Service Plan fees	58,092	-	-

Table 5—Service Plan Fees

	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)
Dreyfus Cash Management	105,608	35,843	-
Dreyfus Government Cash Management	1,876,097	550,374	123,917
Dreyfus Government Securities Cash Management	370,390	136,070	391,729
Dreyfus Treasury Obligations Cash Management	1,259,495	223,035	1,696,104
Dreyfus Treasury Securities Cash Management	1,501,655	766,811	2,543,988
Dreyfus AMT-Free Municipal Cash Management Plus	50,055	-	-
Dreyfus AMT-Free New York Municipal Cash Management	22,276	-	-
Dreyfus AMT-Free Tax Exempt Cash Management	29,877	-	-

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each fund has adopted a Reimbursement Shareholder Services Plan with respect to its Institutional Shares. Each fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of each fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and providing reports and other information, and services related to the maintenance of shareholder accounts. The Adviser has agreed to waive receipt of Shareholder Services Plan fees for Dreyfus AMT-Free Municipal Cash Management Plus. During the period ended January 31, 2020, the fund waived a total of $2,377 within the reduction in expenses, pursuant to the undertaking. This waiver is voluntary, not contractual, and may be terminated at any time. Table 6 summarizes the amount each fund’s Institutional Shares were charged pursuant to the Reimbursement Shareholder Services Plan during the period ended January 31, 2020.

Table 6—Reimbursement Shareholder Services Plan Fees ($)

Dreyfus Cash Management	272,728
Dreyfus Government Cash Management	828,704
Dreyfus Government Securities Cash Management	45,491
Dreyfus Treasury Obligations Cash Management	281,943
Dreyfus Treasury Securities Cash Management	243,883
Dreyfus AMT-Free Municipal Cash Management Plus	2,377
Dreyfus AMT-Free New York Municipal Cash Management	9,995
Dreyfus AMT-Free Tax Exempt Cash Management	120,024

The funds have an arrangement with the transfer agent whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

For Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Cash Management and Dreyfus Treasury Securities Cash Management has arrangement with the custodian whereby Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Treasury Obligations Cash Management will receive interest income or be charged an overdraft fees when positive cash balances are maintained. For financial reporting purposes, the funds includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

For Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management has arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

Each fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the funds. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 7 summarizes the amount each fund was charged during the period ended January 31, 2020, which is included in Shareholder servicing costs in the Statements of Operations.

Table 7—Transfer Agency Agreement Fees
Transfer Agency Fees ($)
Dreyfus Cash Management	11,116
Dreyfus Government Cash Management	31,069
Dreyfus Government Securities Cash Management	2,096
Dreyfus Treasury Obligations Cash Management	7,211
Dreyfus Treasury Securities Cash Management	8,885
Dreyfus AMT-Free Municipal Cash Management Plus	723
Dreyfus AMT-Free New York Municipal Cash Management	1,368
Dreyfus AMT-Free Tax Exempt Cash Management	2,061

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 8 summarizes the amount each fund was charged during the period ended January 31, 2020 pursuant to the custody agreement. These fees were offset by earnings credits for each relevant fund, also summarized in Table 8.

During the period ended January 31, 2020, each fund was charged $12,210 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.

Table 9 summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Table 8—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	226,158	-
Dreyfus Government Cash Management	952,046	-
Dreyfus Government Securities Cash Management	89,362	-
Dreyfus Treasury Obligations Cash Management	375,126	-
Dreyfus Treasury Securities Cash Management	455,570	-
Dreyfus AMT-Free Municipal Cash Management Plus	9,382	(1,986)
Dreyfus AMT-Free New York Municipal Cash Management	13,062	(9,448)
Dreyfus AMT-Free Tax Exempt Cash Management	13,150	(6,302)

Table 9—Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fees ($)	Shareholder Services Plans Fees ($)	Administrative Services Plan Fees($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agency Fees ($)	Less Expense Reimbursement ($)
Dreyfus Cash Management	1,737,570	73,319	-	94,962	1,110	1,840	(781,909)
Dreyfus Government Cash Management	9,616,327	1,061,706	182,830	399,962	1,110	2,940	(2,884,926)
Dreyfus Government Securities Cash Management	742,049	235,330	48,535	34,962	1,110	420	-
Dreyfus Treasury Obligations Cash Management	3,256,381	859,314	259,119	149,962	1,110	1,230	(488,486)
Dreyfus Treasury Securities Cash Management	5,467,777	1,130,650	406,519	199,962	1,110	1,660	(273,367)
Dreyfus AMT-Free Municipal Cash Management Plus	9,261	10,003	4,167	1,860	1,110	134	(9,626)
Dreyfus AMT-Free New York Municipal Cash Management	19,427	7,733	558	424	1,110	206	-
Dreyfus AMT-Free Tax Exempt Cash Management	101,551	16,144	-	6,373	1,110	377	(5,544)

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 10 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended January 31, 2020.

Table 11 summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each relevant fund at January 31, 2020.

Table 10—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus AMT-Free Municipal Cash Management Plus	54,230,000	73,255,000
Dreyfus AMT-Free New York Municipal Cash Management	111,855,000	97,975,000
Dreyfus AMT-Free Tax Exempt Cash Management	701,040,000	458,985,795

Table 11—Accumulated Net Unrealized Appreciation (Depreciation)
	Cost of Investments ($)	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
Dreyfus Cash Management	10,467,933,607	2,932,169	1,265	2,930,904
Dreyfus AMT-Free Tax-Exempt Cash Management	535,782,873	13,941	4,936	9,005

NOTE 4—Subsequent Event:

The post year-end coronavirus outbreak is impacting the global economy and the market environment. The final impact of the coronavirus outbreak is hard to predict. Going forward, any such impact could adversely affect the funds’ performance.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury Obligations Cash Management (formerly, Dreyfus Treasury and Agency Cash Management)

Dreyfus Treasury Securities Cash Management

Dreyfus AMT-Free Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

Dreyfus AMT-Free Tax Exempt Cash Management

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management (formerly, Dreyfus Treasury and Agency Cash Management), Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management (collectively referred to as the “Funds”), including the statements of investments, as of January 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds at January 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
March 24, 2020

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, Dreyfus AMT-Free Tax Exempt Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2020:

- all the dividends paid from investment income-net are “exempt-interest dividends” (not generally subject to regular federal income taxes).

- for individuals who are residents of New York, “exempt-interest dividends” paid by Dreyfus AMT-Free New York Municipal Cash Management is also not subject to New York state and New York city personal income tax.

For state individual income tax purposes Dreyfus Government Securities Cash Management and Dreyfus Treasury Securities Cash Management hereby report the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2020 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, Connecticut, California and the District of Columbia:

Dreyfus Government Securities Cash Management -	100%
Dreyfus Treasury Securities Cash Management -	100%

The Funds below report the following percentage of ordinary income dividends paid during the fiscal year ended January 31, 2020 as qualifying interest related dividends:

Dreyfus Cash Management -	77.15%
Dreyfus Government Cash Management -	100%
Dreyfus Government Securities Cash Management -	100%
Dreyfus Treasury Obligations Cash Management -	100%
Dreyfus Treasury Securities Cash Management -	100%

Also, Dreyfus AMT-Free New York Municipal Cash Management hereby reports $.0002 per share as a long-term capital gain distribution paid on December 17, 2019.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (76)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 118

———————

Francine J. Bovich (68)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 69

———————

J. Charles Cardona (64)

Board Member (2014)

Principal Occupation During Past 5 Years:

• President of the Adviser (2008-2016)

• Chairman (2013-2016) and Executive Vice President (1997-2013) of the Distributor

Other Public Company Board Memberships During Past 5 Years:

• BNY Mellon Liquidity Funds, Chairman and Director (2019-Present)

No. of Portfolios for which Board Member Serves: 33

———————

Gordon J. Davis (78)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-Present)

No. of Portfolios for which Board Member Serves: 53

———————

Andrew J. Donohue (69)

Board Member (2019)

Principal Occupation During Past 5 Years:

• Of Counsel, Shearman & Sterling LLP (2017-2019)

• Chief of Staff to the Chair of the SEC (2015-2017)

• Managing Director and Investment Company General Counsel of Goldman Sachs (2012-2015)

Other Public Company Board Memberships During Past 5 Years:

• Oppenheimer Funds (58 funds), Director (2017-2019)

No. of Portfolios for which Board Member Serves: 55

———————

Isabel P. Dunst (72)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Senior Counsel, Hogan Lovells LLP (2018-2019); Of Counsel (2015-2018)

No. of Portfolios for which Board Member Serves: 33

———————

Nathan Leventhal (76)

Board Member (2014)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-Present)

• President of the Palm Beach Opera (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches Director (2003-Present)

No. of Portfolios for which Board Member Serves: 47

———————

Robin A. Melvin (56)

Board Member (2010)

Principal Occupation During Past 5 Years:

• Co-chairman, Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-Present); Board member (2013-Present)

No. of Portfolios for which Board Member Serves: 96

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Roslyn M. Watson (70)

Board Member (2010)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-Present)

Other Public Company Board Memberships During Past 5 Years:

• American Express Bank, FSB, Director (1993-2018)

No. of Portfolios for which Board Member Serves: 55

———————

Benaree Pratt Wiley (73)

Board Member (2007)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross Blue Shield of Massachusetts, Director (2004-Present)

No. of Portfolios for which Board Member Serves: 75

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10286. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

Whitney I. Gerard, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

RENEE LAROCHE-MORRIS, President since May 2019.

President and a director of BNY Mellon Investment Adviser, Inc. since January 2018. She is an officer of 62 investment companies (comprised of 118 portfolios) managed by the Adviser. She is 48 years old and has been an employee of BNY Mellon since 2003.

JAMES WINDELS, Treasurer since November 2001.

Director-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 61 years old and has been an employee of the Adviser since April 1985.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Adviser and Associate General Counsel and Managing Director of BNY Mellon since June 2015; Director and Associate General Counsel of Deutsche Bank–Asset & Wealth Management Division from June 2005 to June 2015, and as Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 48 years old and has been an employee of the Adviser since June 2015.

DAVID DIPETRILLO, Vice President since May 2019.

Head of North America Product, BNY Mellon Investment Management since January 2018, Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017; Head of US Retail Product and Channel Marketing, BNY Mellon Investment Management from January 2014 to December 2015. He is an officer of 62 investment companies (comprised of 118 portfolios) managed by the Adviser. He is 41 years old and has been an employee of BNY Mellon since 2005.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 53 years old and has been an employee of the Adviser since December 1996.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 to August 2015. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. She is 32 years old and has been an employee of the Adviser since October 2016.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland) Limited from August 2013 to February 2016. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. She is 29 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. She is 44 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 54 years old and has been an employee of the Adviser since October 1990.

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 51 years old and has been an employee of the Adviser since April 2004.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Managing Counsel of BNY Mellon since December 2019; Counsel of BNY Mellon from May 2016 to December 2019; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016 and Assistant General Counsel at RCS Advisory Services from July 2014 to November 2015. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. She is 34 years old and has been an employee of the Adviser since May 2016.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 51 years old and has been an employee of the Adviser since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2002.

Senior Accounting Manager-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 55 years old and has been an employee of the Adviser since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2002.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004.

Chief Compliance Officer of the Adviser, the BNY Mellon Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 141 portfolios). He is 62 years old and has served in various capacities with the Adviser since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor. She is an officer of 56 investment companies (comprised of 134 portfolios) managed by the Adviser. She is 51 years old and has been an employee of the Distributor since 1997.

NOTES

NOTES

For More Information

Dreyfus Cash Management Funds

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management	DICXX	DVCXX	DSCXX
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX
Dreyfus Government Securities Cash Management	DIPXX	DVPXX	DAPXX	DGPXX
Dreyfus Treasury Obligations Cash Management	DTRXX	DTVXX	DTAXX	DTPXX
Dreyfus Treasury Securities Cash Management	DIRXX	DVRXX	DARXX	DPRXX
Dreyfus AMT-Free Municipal Cash Management Plus	DIMXX	DVMXX		DMUXX
Dreyfus AMT-Free New York Municipal Cash Management	DIYXX	DVYXX		DMDXX
Dreyfus AMT-Free Tax Exempt Cash Management	DEIXX	DEVXX

Telephone Call your representative or 1-800-346-3621

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn

Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Dreyfus Money Market Funds at www.dreyfus.com

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation CMGTAR0120

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,838 in 2019 and $36,853 in 2020.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,807 in 2019 and $6,910 in 2020. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2019 and $0 in 2020.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,482 in 2019 and $3,678 in 2020. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2019 and $0 in 2020.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $14 in 2019 and $18 in 2020.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2019 and $0 in 2020.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $742,630 in 2019 and $703,384 in 2020.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus AMT-Free New York Municipal Cash Management

By:       /s/ Renee LaRoche-Morris

            Renee LaRoche-Morris

            President (Principal Executive Officer)

Date:    March 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Renee LaRoche-Morris

            Renee LaRoche-Morris

            President (Principal Executive Officer)

Date:    March 23, 2020

By:       /s/ James Windels

            James Windels

            Treasurer (Principal Financial Officer)

Date:    March 23, 2020

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)